UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-5696
RIVERSOURCE GLOBAL SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer — 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: October 31
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Absolute Return Currency and Income Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (6.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Supranational (1.2%)(c)
Inter-American Development Bank
Senior Unsecured
03-16-11	0.502%	$2,000,000	(g)	$2,000,579

Asset-Backed (2.6%)
Countrywide Home Equity Loan Trust
Series 2005-H Class 2A (FGIC)
12-15-35	0.501	124,833	(e,g)	51,574
Northstar Education Finance, Inc.
Series 2007-1 Class A2
01-29-46	1.038	750,000	(g)	685,434
SLM Student Loan Trust
Series 2005-5 Class A2
10-25-21	0.383	677,421	(g)	674,516
SLM Student Loan Trust
Series 2005-8 Class A2
07-25-22	0.393	904,716	(g)	902,328
SLM Student Loan Trust
Series 2006-A Class A2
12-15-20	0.382	715,072	(g)	711,069
SLM Student Loan Trust
Series 2006-C Class A2
09-15-20	0.352	500,871	(g)	494,270
SLM Student Loan Trust
Series 2007-2 Class A2
07-25-17	0.303	818,668	(g)	811,833

Total				4,331,024

Commercial Mortgage-Backed (1.7%)(f)
GS Mortgage Securities Corp. II
Series 2007-EOP Class A2
03-06-20	1.390	1,200,000	(d,g)	1,177,163
GS Mortgage Securities Corp. II
Series 2007-EOP Class A3
03-06-20	1.640	1,770,000	(d,g)	1,737,216

Total				2,914,379

Banking (1.2%)
The Royal Bank of Scotland PLC
Government Liquid Guaranteed
05-11-12	0.986	2,000,000	(c,d,g)	2,013,002

	Coupon	Principal
Issuer	rate	amount		Value(a)
Brokerage (0.1%)
Lehman Brothers Holdings, Inc.
Senior Unsecured
10-22-08	0.000	640,000	(b,g,h)	152,800

Total Bonds
(Cost: $12,012,084)				$11,411,784

FDIC-Insured Debt (2.4%)(i)

	Coupon	Principal
Issuer	rate	amount		Value(a)
U.S. Agencies
Bank of America Corp.
FDIC Government Guaranty
06-22-12	0.503%	$2,000,000	(g)	$2,006,876
General Electric Capital Corp.
FDIC Government Guaranty
03-11-11	0.382	2,000,000	(g)	2,000,396

Total FDIC-Insured Debt
(Cost: $4,000,000)				$4,007,272

Money Market Fund (91.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	151,871,913	(j)	$151,871,913

Total Money Market Fund
(Cost: $151,871,913)			$151,871,913

Total Investments in Securities
(Cost: $167,883,997)(k)			$167,290,969

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at Jan. 31, 2011

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

HSBC Securities (USA), Inc.	Feb.16, 2011	23,277,000 (CHF)	24,008,664 (USD)	$—	$(648,550)

HSBC Securities (USA), Inc.	Feb.16, 2011	14,566,000 (CHF)	15,512,247 (USD)	83,797	—

Goldman, Sachs & Co.	Feb.16, 2011	17,627,000 (EUR)	23,903,276 (USD)	—	(219,204)

UBS Securities	Feb.16, 2011	1,320,347,000 (JPY)	16,109,848 (USD)	25,708	—

Barclays Bank PLC	Feb.16, 2011	106,852,000 (SEK)	16,269,417 (USD)	—	(286,035)

J.P. Morgan Securities, Inc.	Feb.16, 2011	16,065,935 (USD)	16,173,000 (AUD)	28,044	—

State Street Bank & Trust Co.	Feb.16, 2011	24,490,026 (USD)	24,317,000 (CAD)	—	(205,088)

HSBC Securities (USA), Inc.	Feb.16, 2011	38,887,997 (USD)	232,558,000 (NOK)	1,340,778	—

Total				$1,478,327	$(1,358,877)

Notes to Portfolio of Investments
AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — European Monetary Unit

JPY — Japanese Yen

NOK — Norwegian Krone

SEK — Swedish Krona

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Jan. 31, 2011, the value of foreign securities, excluding short-term securities, represented 2.41% of net assets.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2011, the value of these securities amounted to $4,927,381 or 2.95% of net assets.

(e)	The following abbreviation is used in the portfolio security description to identify the insurer and/or guarantor of the issue:

FGIC — Financial Guaranty Insurance Company

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2011.

(h)	Issuer is in bankruptcy.

(i)	This debt is guaranteed under the FDIC’s (Federal Deposit Insurance Corporation) Temporary Liquidity Guarantee Program (TLGP) and is backed by the full faith and credit of the United States.

(j)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(k)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $167,884,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$46,000
Unrealized depreciation	(639,000)

Net unrealized depreciation	$(593,000)

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$2,000,579	$—	$2,000,579
Asset-Backed Securities	—	4,331,024	—	4,331,024
Commercial Mortgage-Backed Securities	—	2,914,379	—	2,914,379
Corporate Debt Securities	—	2,165,802	—	2,165,802

Total Bonds	—	11,411,784	—	11,411,784

Other
FDIC-Insured Debt Securities	—	4,007,272	—	4,007,272
Affiliated Money Market Fund	151,871,913	—	—	151,871,913

Total Other	151,871,913	4,007,272	—	155,879,185

Investments in Securities	151,871,913	15,419,056	—	167,290,969
Derivatives(c)
Assets
Forward Foreign Currency Exchange Contracts	—	1,478,327	—	1,478,327
Liabilities
Forward Foreign Currency Exchange Contracts	—	(1,358,877)	—	(1,358,877)

Total	$151,871,913	$15,538,506	$—	$167,410,419

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Emerging Markets Bond Fund
January 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)

	Coupon		Principal
Issuer	Rate		Amount	Value
Corporate Bonds & Notes (29.6%)
ARGENTINA (0.8%)
Aeropuertos Argentina 2000 SA
Senior Secured (a)
12/01/20	10.750%		$2,000,000	$2,140,076

BRAZIL (2.0%)
Banco Cruzeiro do Sul SA (a)
Senior Unsecured
01/20/16	8.250%		1,100,000	1,095,499
Subordinated Notes
09/22/20	8.875%		2,500,000	2,393,967
Morgan Stanley & Co., Inc.
Senior Unsecured
10/22/20	11.500%		2,000,000	1,205,976
Morgan Stanley
Senior Unsecured (a)
05/03/17	10.090	% BRL	750,000	431,091

Total				5,126,533

DOMINICAN REPUBLIC (1.3%)
Cerveceria Nacional Dominicana C por A (a)
03/27/12	16.000%		3,450,000	3,277,500

INDIA (0.8%)
ICICI Bank Ltd.
Senior Unsecured (a)(b)
11/16/20	5.750%		2,000,000	1,944,442

INDONESIA (3.4%)
Majapahit Holding BV (a)
06/28/17	7.250%		1,150,000	1,262,453
08/07/19	8.000%		2,100,000	2,373,000
01/20/20	7.750%		2,900,000	3,263,941
Majapahit Holding BV (a)(b)
10/17/16	7.750%		1,630,000	1,841,900

Total				8,741,294

KAZAKHSTAN (2.6%)
KazMunayGas National Co. (a)
Senior Unsecured
07/02/18	9.125%		2,595,000	3,101,025
04/09/21	6.375%		1,500,000	1,503,750
KazMunayGaz National Co.
Senior Unsecured (a)
05/05/20	7.000%		1,850,000	1,948,253

Total				6,553,028

NETHERLANDS (1.5%)
Lukoil International Finance BV (a)
11/05/19	7.250%		2,400,000	2,594,051
11/09/20	6.125%		1,250,000	1,244,331

Total				3,838,382

PERU (0.9%)
Banco de Credito del Peru
Subordinated Notes (a)(c)
10/15/22	7.170%		6,000,000	2,179,061

PHILIPPINES (2.4%)
Power Sector Assets & Liabilities Management Corp. (a)
Government Guaranteed
05/27/19	7.250%		2,250,000	2,579,063
12/02/24	7.390%		3,000,000	3,479,867

Total				6,058,930

QATAR (1.1%)
Qtel International Finance Ltd. (a)
02/16/21	4.750%		1,600,000	1,546,643
10/19/25	5.000%		1,200,000	1,107,967

Total				2,654,610

RUSSIAN FEDERATION (8.6%)
AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured (a)
08/07/18	8.700%		3,680,000	4,552,535
Gazprom Via Gaz Capital SA (a)
Senior Unsecured
11/22/16	6.212%		3,750,000	3,937,500
08/16/37	7.288%		2,950,000	3,053,250
Gazprom Via Gaz Capital SA (a)(b)
Senior Unsecured
04/11/18	8.146%		850,000	977,500
03/07/22	6.510%		2,300,000	2,346,000
Novatek Finance Ltd. (a)(d)
02/03/21	6.604%		2,500,000	2,517,950
TNK-BP Finance SA (a)
03/13/18	7.875%		1,825,000	2,049,334
Vnesheconombank Via VEB Finance Ltd.
Bank Guaranteed (a)
11/22/25	6.800%		2,500,000	2,504,238

Total				21,938,307

UKRAINE (1.2%)
MHP SA (a)
04/29/15	10.250%		2,928,000	3,145,343

URUGUAY (3.0%)
Uruguay Government International Bond
04/05/27	4.250	% UYU	81,635,000	5,915,407
06/26/37	3.700	% UYU	24,500,000	1,605,267

Total				7,520,674

Total Corporate Bonds & Notes (Cost: $68,466,428)				$75,118,180

	Coupon		Principal
Issuer	Rate		Amount	Value
Foreign Government Obligations (63.9%)
ARGENTINA (7.5%)
Argentina Bonos
Senior Unsecured
10/03/15	7.000%		$4,035,000	$3,792,900
09/12/13	7.000%		1,010,000	1,035,137
04/17/17	7.000%		4,555,000	3,990,180
Argentina Government International Bond
Senior Unsecured (e)
12/15/35	0.000%		16,450,000	2,492,175
Fideicomiso Financiero Chubut Regalias Hidrocarburiferas I
Senior Secured
07/01/20	7.750%		1,300,000	1,332,500
Provincia de Buenos Aires (a)
10/05/15	11.750%		2,490,000	2,583,360
01/26/21	10.875%		1,280,000	1,253,669
Provincia de Cordoba
Senior Unsecured (a)(b)
08/17/17	12.375%		2,450,000	2,621,500

Total				19,101,421

BRAZIL (7.9%)
Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured (a)
06/16/18	6.369%		1,450,000	1,578,688
Brazil Notas do Tesouro Nacional
01/01/12	10.000	% BRL	489,500	2,897,188
01/01/13	10.000	% BRL	1,218,100	7,023,531
Brazilian Government International Bond
Senior Unsecured
01/07/41	5.625%		2,800,000	2,751,000
Cia de Saneamento Basico do Estado de Sao Paulo
Senior Unsecured (a)
12/16/20	6.250%		1,000,000	1,006,838
Petrobras International Finance Co.
03/15/19	7.875%		3,200,000	3,776,928
Petrobras International Finance Co. (b)
01/20/40	6.875%		1,000,000	1,031,197

Total				20,065,370

CAYMAN ISLANDS (0.5%)
Government of the Cayman Islands
Senior Unsecured (a)
11/24/19	5.950%		1,300,000	1,332,500

COLOMBIA (4.9%)
Bogota Distrito Capital
Senior Unsecured (a)
07/26/28	9.750	% COP	1,377,000,000	938,355
Colombia Government International Bond
10/22/15	12.000	% COP	2,093,000,000	1,403,371
Senior Unsecured
04/14/21	7.750	% COP	1,811,000,000	1,021,757
Colombia Government International Bond (b)
09/18/37	7.375%		1,400,000	1,666,000
Columbia Government International Bond
Senior Unsecured (b)
01/18/41	6.125%		3,600,000	3,666,079
Ecopetrol SA
Senior Unsecured (b)
07/23/19	7.625%		700,000	810,250
Empresas Publicas de Medellin ESP
Senior Unsecured (a)
02/01/21	8.375	% COP	4,418,000,000	2,355,635
Republic of Colombia
06/28/27	9.850	% COP	1,000,000,000	640,660

Total				12,502,107

CROATIA (0.4%)
Croatia Government International Bond
Senior Unsecured (a)
07/14/20	6.625%		1,000,000	1,035,000

DOMINICAN REPUBLIC (1.6%)
Dominican Republic International Bond
Senior Unsecured (a)
05/06/21	7.500%		3,700,000	3,949,750

EL SALVADOR (1.5%)
El Salvador Government International Bond (a)
Senior Unsecured
04/10/32	8.250%		750,000	828,750
06/15/35	7.650%		1,810,000	1,846,200
El Salvador Government International Bond (a)(d)
02/01/41	7.625%		1,100,000	1,094,500

Total				3,769,450

INDONESIA (7.4%)
Indonesia Government International Bond (a)
Senior Unsecured
01/17/38	7.750%		4,300,000	5,079,375
Indonesia Government International Bond (a)(b)
Senior Unsecured
10/12/35	8.500%		650,000	833,625
Indonesia Treasury Bond
Senior Unsecured
10/15/14	11.000	% IDR	6,000,000,000	727,678
07/15/17	10.000	% IDR	10,000,000,000	1,194,120
11/15/20	11.000	% IDR	9,000,000,000	1,136,051
06/15/21	12.800	% IDR	12,800,000,000	1,784,160
09/15/19	11.500	% IDR	29,400,000,000	3,789,879
07/15/22	10.250	% IDR	29,000,000,000	3,447,867
09/15/25	11.000	% IDR	7,310,000,000	888,195

Total				18,880,950

	Coupon		Principal
Issuer	Rate		Amount	Value
LITHUANIA (1.1%)
Lithuania Government International Bond (a)
Senior Unsecured
09/14/17	5.125%		$1,150,000	$1,127,486
02/11/20	7.375%		1,600,000	1,757,540

Total				2,885,026

MEXICO (7.6%)
Mexican Bonos
12/17/15	8.000	% MXN	19,400,000	1,701,491
12/15/16	7.250	% MXN	33,010,000	2,805,899
12/14/17	7.750	% MXN	39,100,000	3,398,346
Pemex Project Funding Master Trust
06/15/35	6.625%		4,304,000	4,308,721
03/01/18	5.750%		1,550,000	1,646,965
01/21/21	5.500%		1,500,000	1,512,750
Pemex Project Funding Master Trust (b)
06/15/38	6.625%		2,000,000	2,002,304
Petroleos Mexicanos
05/03/19	8.000%		1,600,000	1,917,920

Total				19,294,396

NIGERIA (0.6%)
Nigeria Government International Bond (a)
01/28/21	6.750%		1,500,000	1,485,000

PERU (2.4%)
Peru Enhanced Pass-Through Finance Ltd.
Senior Secured (a)(e)
05/31/18	0.000%		4,747,714	3,845,648
Peruvian Government International Bond
Senior Unsecured
03/14/37	6.550%		1,500,000	1,653,750
Peruvian Government International Bond (a)
Senior Unsecured
08/12/20	7.840	% PEN	1,400,000	575,719

Total				6,075,117

PHILIPPINES (0.9%)
Philippine Government International Bond
Senior Unsecured
01/14/36	6.250	% PHP	106,000,000	2,174,020

QATAR (0.4%)
Qatar Government International Bond
Senior Unsecured (a)
01/20/40	6.400%		1,000,000	1,055,000

RUSSIAN FEDERATION (4.0%)
Russian Foreign Bond — Eurobond (a)(b)
Senior Unsecured
04/29/20	5.000%		3,500,000	3,437,000
Russian Foreign Bond — Eurobond (a)(c)
03/31/30	7.500%		5,737,845	6,584,177

Total				10,021,177

TRINIDAD AND TOBAGO (1.1%)
Petroleum Co. of Trinidad & Tobado Ltd.
Senior Unsecured (a)
08/14/19	9.750%		2,300,000	2,776,552

TURKEY (6.2%)
Republic of Turkey
01/14/41	6.000%		2,100,000	1,939,875
Turkey Government International Bond
Senior Unsecured
06/05/20	7.000%		1,300,000	1,449,500
03/17/36	6.875%		3,800,000	3,933,000
11/07/19	7.500%		2,025,000	2,341,406
05/30/40	6.750%		3,100,000	3,146,500
03/30/21	5.625%		2,850,000	2,871,375

Total				15,681,656

URUGUAY (0.8%)
Uruguay Government International Bond
Senior Unsecured
03/21/36	7.625%		1,783,939	2,122,888

VENEZUELA (7.1%)
Petroleos de Venezuela SA
04/12/17	5.250%		8,600,000	4,871,900
Petroleos de Venezuela SA (a)
11/02/17	8.500%		6,920,000	4,660,620
Venezuela Government International Bond (a)
02/26/16	5.750%		4,289,500	3,056,269
03/31/38	7.000%		1,800,000	994,500
Senior Unsecured
05/07/23	9.000%		6,550,000	4,440,900

Total				18,024,189

Total Foreign Government Obligations (Cost: $151,955,825)				$162,231,569

Money Market Fund (6.4%)

	Shares	Value
Columbia Short-Term Cash Fund, 0.218% (f)(g)	16,307,463	$16,307,463

Total Money Market Fund (Cost: $16,307,463)		$16,307,463

	Effective	Par/
Issuer	Yield	Principal	Value
Investments of Cash Collateral Received for Securities on Loan (2.9%)
Repurchase Agreements (2.9%)
Citigroup Global Markets, Inc. dated 01-31-11, matures 02-01-11, repurchase price $2,000,012 (h)	0.210%	$2,000,000	$2,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $5,374,693 (h)	0.220%	5,374,660	5,374,660

Total			7,374,660

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $7,374,660)			$7,374,660

Total Investments
(Cost: $244,104,376) (i)			$261,031,872

Other Assets & Liabilities, Net			(7,089,467)

Net Assets			$253,942,405

Principal amounts are denominated in United States Dollars unless otherwise noted.
Investments in Derivatives
Credit Default Swap Contracts Outstanding at January 31, 2011
Buy Protection

						Unamortized	Periodic
						premium	payments
		Expiration	Pay fixed	Notional	Market	(paid)	receivable	Unrealized	Unrealized
Counterparty	Reference entity	date	rate	amount	Value	received	(payable)	appreciation	depreciation

JPMorgan Chase Bank, N.A.	CDX Emerging Markets Index	June 20, 2013	2.650%	$2,000,000	$(26,754)	$(196,524)	$(6,331)	$—	$(229,608)

Total								$—	$(229,608)

Credit Default Swap Contracts Outstanding at January 31, 2011
Sell Protection

						Unamortized	Periodic
						premium	payments
		Expiration	Receive	Notional	Market	(paid)	receivable	Unrealized	Unrealized
Counterparty	Reference entity	date	fixed rate	amount	Value	received	(payable)	appreciation	depreciation

Merril Lynch Intl	CDX Emerging Markets Index	June 20, 2013	2.650%	$2,000,000	$26,754	$—	$6,331	$33,084	$—

Total								$33,084	$—

Notes to Portfolio of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the value of these securities amounted to $130,525,686 or 51.40% of net assets.

(b)	At January 31, 2011, security was partially or fully on loan.

(c)	Variable rate security. The interest rate shown reflects the rate as of January 31, 2011.

(d)	Represents a security purchased on a when-issued or delayed delivery basis.

(e)	Zero coupon bond.

(f)	Investments in affiliates during the period ended January 31, 2011:

			Sales Cost/			Dividends
			Proceeds from	Realized		or Interest
Issuer	Beginning Cost	Purchase Cost	Sales	Gain/Loss	Ending Cost	Income	Value

Columbia Short-Term Cash Fund	$8,618,153	$32,443,224	$(24,753,914)	$—	$16,307,463	$2,485	$16,307,463

(g)	The rate shown is the seven-day current annualized yield at January 31, 2011.

(h)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Citigroup Global Markets, Inc. (0.210%)

Security description	Value

Fannie Mae Benchmark REMIC	$9,507
Fannie Mae REMICS	698,778
Fannie Mae Whole Loan	16,426
Fannie Mae-Aces	1,304
Freddie Mac Reference REMIC	63,253
Freddie Mac REMICS	1,009,854
Government National Mortgage Association	240,878

Total market value of collateral securities	$2,040,000

Goldman Sachs & Co. (0.220%)

Security description	Value

Government National Mortgage Association	$5,482,153

Total market value of collateral securities	$5,482,153

(i)	At January 31, 2011, the cost of securities for federal income tax purposes was approximately $244,104,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$19,217,000
Unrealized depreciation	(2,289,000)

Net unrealized appreciation	$16,928,000

Securities are valued using policies described in the notes to the financial statements in the most recent shareholder report.
Currency Legend

BRL	Brazilian Real

COP	Colombian Peso

IDR	Indonesian Rupiah

MXN	Mexican Peso

PEN	Peruvian New Sol

PHP	Philippine Peso

UYU	Uruguayan Peso
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of January 31, 2011:

	Fair value at January 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Corporate Bonds & Notes
Banking	$—	$5,433,907	$3,385,037	$8,818,944
All Other Industries		66,299,236	—	66,299,236
Foreign Government Obligations	—	154,697,786	7,533,783	162,231,569

Total Bonds	—	226,430,929	10,918,820	237,349,749

Other
Affiliated Money Market Fund(c)	16,307,463	—	—	16,307,463
Investments of Cash Collateral Received for Securities on Loan	—	7,374,660	—	7,374,660

Total Other	16,307,463	7,374,660	—	23,682,123

Investments in Securities	16,307,463	233,805,589	10,918,820	261,031,872
Derivatives(d)
Assets
Swap Contracts	—	33,084	—	33,084
Liabilities
Swap Contracts	—	(229,608)	—	(229,608)

Total	$16,307,463	$233,609,065	$10,918,820	$260,835,348

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at January 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Foreign
	Corporate	Government
	Bonds & Notes	Obligations	Total

Balance as of October 31, 2010	$2,206,576	$5,458,488	$7,665,064
Accrued discounts/premiums	(557)	37,850	37,293
Realized gain (loss)	—	106,699	106,699
Change in unrealized appreciation (depreciation)*	(2,610)	(112,314)	(114,924)
Sales	—	(316,514)	(316,514)
Purchases	1,181,628	2,359,574	3,541,202
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of January 31, 2011	$3,385,037	$7,533,783	$10,918,820

*	Change in unrealized appreciation(depreciation) relating to securities held at January 31, 2011 was $(114,924), which is comprised of Corporate Bonds & Notes of $(2,610) and Foreign Government Obligations of $(112,314).
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Emerging Markets Opportunity Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.9%)(c)

Issuer	Shares		Value(a)
Brazil (15.1%)
Anhanguera Educacional Participacoes SA	304,500		$6,458,315
Banco Santander Brasil SA, ADR	688,099		7,981,948
BM&FBovespa SA	1,046,900		7,317,685
Fibria Celulose SA, ADR	270,149	(b)	4,135,981
Itaú Unibanco Holding SA, ADR	536,586		11,536,599
Localiza Rent a Car SA	424,903		6,386,164
Lojas Renner SA	218,000		6,330,593
MRV Engenharia e Participacoes SA	469,400		3,971,045
OGX Petroleo e Gas Participacoes SA	800,700	(b)	8,267,863
Petroleo Brasileiro SA, ADR	441,774		16,226,359
Vale SA, ADR	676,756		23,571,411

Total			102,183,963

China (14.6%)
Bank of China Ltd., Series H	11,953,399	(e)	6,244,113
China Construction Bank Corp., Series H	15,990,080		14,131,562
China National Building Material Co., Ltd., Series H	1,760,000		4,419,805
China Yurun Food Group Ltd.	1,483,000		4,840,760
CNOOC Ltd.	2,488,000		5,538,268
CNOOC Ltd., ADR	37,041		8,247,549
Dongfang Electric Corp., Ltd., Series H	978,800	(e)	4,162,574
Dongfeng Motor Group Co., Ltd., Series H	3,318,000		5,898,346
Hengan International Group Co., Ltd.	547,000		4,106,097
New Oriental Education & Technology Group, ADR	52,860	(b)	5,215,168
PetroChina Co., Ltd., Series H	3,600,000		5,025,624
Ping An Insurance Group Co. of China Ltd., Series H	808,500		8,089,822
Tencent Holdings Ltd.	300,000		7,829,151
Yanzhou Coal Mining Co., Ltd., Series H	2,918,000		8,530,757
Zhuzhou CSR Times Electric Co., Ltd., Series H	1,654,000		6,388,928

Total			98,668,524

Egypt (0.3%)
Orascom Construction Industries, GDR	68,351	(d)	2,280,488

Hong Kong (1.5%)
Agile Property Holdings Ltd.	2,896,000		4,335,516
Belle International Holdings Ltd.	3,156,000		5,426,558

Total			9,762,074

Hungary (1.0%)
OTP Bank PLC	234,246	(b,e)	6,551,683

Issuer	Shares		Value(a)
India (7.2%)
Bharat Heavy Electricals Ltd.	120,394		5,834,207
ICICI Bank Ltd.	354,466		7,950,435
Infosys Technologies Ltd.	101,202		6,886,595
Jaiprakash Associates Ltd.	1,767,488		3,222,126
Larsen & Toubro Ltd.	181,687		6,511,652
Maruti Suzuki India Ltd.	211,062		5,788,490
Reliance Industries Ltd.	278,120		5,579,446
State Bank of India	123,997		7,171,533

Total			48,944,484

Indonesia (3.6%)
Astra International Tbk PT	482,500		2,628,642
Bank Mandiri Tbk PT	7,204,500		4,779,758
Bank Rakyat Indonesia Persero Tbk PT	10,255,500		5,535,922
Bumi Resources Tbk PT	14,315,000		4,359,092
Indofood CBP Sukses Makmur Tbk PT	7,140,500	(b)	3,612,494
Semen Gresik Persero Tbk PT	4,243,000		3,655,929

Total			24,571,837

Luxembourg (1.2%)
Evraz Group SA, GDR	131,110	(b,d)	5,196,947
Ternium SA, ADR	81,273		3,164,771

Total			8,361,718

Malaysia (2.4%)
Axiata Group Bhd	4,040,100	(b)	6,365,122
CIMB Group Holdings Bhd	1,300,800		3,574,931
Genting Bhd	1,876,000		6,555,952

Total			16,496,005

Mexico (4.3%)
America Movil SAB de CV, Series L, ADR	215,551		12,284,252
Grupo Financiero Banorte SAB de CV, Series O	1,555,300	(e)	6,924,298
Grupo Mexico SAB de CV, Series B	1,091,900		4,287,768
Wal-Mart de Mexico SAB de CV, Series V	2,091,500	(e)	5,817,961

Total			29,314,279

Philippine Islands (0.5%)
Ayala Corp.	405,830		3,119,543

Poland (1.2%)
Bank Pekao SA	77,818		4,634,448
Powszechna Kasa Oszczednosci Bank Polski SA	232,618		3,333,504

Total			7,967,952

Russia (7.9%)
Eurasia Drilling Co., Ltd., GDR	110,425	(d)	3,345,878
Lukoil OAO, ADR	177,430		10,872,602
Magnit OJSC, GDR	192,973	(d)	5,050,451
MMC Norilsk Nickel OJSC, ADR	346,160		8,911,889
Novolipetsk Steel OJSC, GDR	153,817	(d)	6,566,258
Sberbank of Russia	3,738,687		13,118,492
X5 Retail Group NV, GDR	136,216	(b,d)	5,785,948

Total			53,651,518

Issuer	Shares	Value(a)
South Africa (6.4%)
Impala Platinum Holdings Ltd.	232,466	6,621,497
Kumba Iron Ore Ltd.	102,942	6,461,793
Life Healthcare Group Holdings Ltd.	2,645,422	5,429,697
Mr Price Group Ltd.	570,859	4,517,868
MTN Group Ltd.	318,035	5,453,336
Naspers Ltd., Series N	99,752	5,195,582
Shoprite Holdings Ltd.	330,901	4,109,171
Standard Bank Group Ltd.	382,578	5,610,715

Total		43,399,659

South Korea (13.0%)
Hyundai Department Store Co., Ltd.	51,866	6,076,333
Hyundai Engineering & Construction Co., Ltd.	99,984	7,772,555
Hyundai Heavy Industries Co., Ltd.	13,866	6,018,663
Hyundai Mobis	35,496	8,205,735
Hyundai Motor Co.	57,547	9,216,423
LG Chem Ltd.	25,697	9,671,576
POSCO	12,126	4,927,839
Samsung Electronics Co., Ltd.	24,869	21,838,531
Samsung Engineering Co., Ltd.	39,822	7,033,585
Shinhan Financial Group Co., Ltd.	165,970	7,368,734

Total		88,129,974

Taiwan (9.6%)
Acer, Inc.	1,992,163	5,412,726
Cathay Financial Holding Co., Ltd.	3,032,700	5,606,923
Delta Electronics, Inc.	1,622,000	7,482,259
Formosa Plastics Corp.	1,471,000	5,012,778
Hon Hai Precision Industry Co., Ltd.	2,815,196	12,011,345
MediaTek, Inc.	190,551	2,584,985
Synnex Technology International Corp.	1,566,569	4,120,028
Taiwan Semiconductor Manufacturing Co., Ltd.	4,485,858	11,665,411
Tripod Technology Corp.	1,498,766	6,902,080
Yuanta Financial Holding Co., Ltd.	5,137,000	4,139,680

Total		64,938,215

Thailand (2.1%)
Bangkok Bank PCL-NVDR	1,487,075	7,222,199
Siam Commercial Bank PCL	2,307,100	7,073,738

Total		14,295,937

Turkey (2.7%)
BIM Birlesik Magazalar AS	166,337	5,347,232
KOC Holding AS	1,454,179	5,966,109
Turkiye Garanti Bankasi AS	1,502,103	6,717,981

Total		18,031,322

United Kingdom (1.0%)
Antofagasta PLC	297,614	6,696,978

United States (1.3%)
Southern Copper Corp.	188,689	8,457,041

Total Common Stocks (Cost: $555,643,642)		$655,823,194

Preferred Stocks (1.4%)(c)

Issuer	Shares	Value(a)
Brazil
Itaú Unibanco Holding SA	314,600	$6,717,835
Petroleo Brasileiro SA	170,200	2,766,375

Total Preferred Stocks (Cost: $9,479,059)		$9,484,210

Money Market Fund (0.8%)

Issuer	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	5,190,768	(f)	$5,190,768

Total Money Market Fund (Cost: $5,190,768)			$5,190,768

Investments of Cash Collateral Received for Securities on Loan (1.9%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(g)
Cantor Fitzgerald & Co. dated 01-31-11, matures 02-01-11, repurchase price $5,000,033	0.240%	$5,000,000	$5,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $4,675,317	0.220	4,675,288	4,675,288
Pershing LLC dated 01-31-11, matures 02-01-11, repurchase price $3,000,025	0.300	3,000,000	3,000,000

Total			12,675,288

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $12,675,288)			$12,675,288

Total Investments in Securities
(Cost: $582,988,757)(h)			$683,173,460

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Auto Components	1.2%	$8,205,735
Automobiles	3.5	23,531,901
Banking	1.0	6,717,835
Capital Markets	0.6	4,139,680
Chemicals	2.2	14,684,354
Commercial Banks	20.3	137,462,593
Computers & Peripherals	0.8	5,412,726
Construction & Engineering	3.5	23,598,280
Construction Materials	1.2	8,075,734
Diversified Consumer Services	1.7	11,673,483
Diversified Financial Services	1.5	10,437,228
Electrical Equipment	2.4	16,385,709
Electronic Equipment, Instruments & Components	4.5	30,515,712
Energy Equipment & Services	0.5	3,345,878
Food & Staples Retailing	3.9	26,110,763
Food Products	1.3	8,453,254
Health Care Providers & Services	0.8	5,429,697
Hotels, Restaurants & Leisure	1.0	6,555,952
Household Durables	0.6	3,971,045
Industrial Conglomerates	1.4	9,188,235
Insurance	2.0	13,696,745
Internet Software & Services	1.2	7,829,151
IT Services	1.0	6,886,595
Machinery	0.9	6,018,663
Media	0.8	5,195,582
Metals & Mining	12.5	84,864,192
Multiline Retail	1.8	12,406,926
Oil Field Services	0.4	2,766,375
Oil, Gas & Consumable Fuels	10.7	72,647,560
Paper & Forest Products	0.6	4,135,981
Personal Products	0.6	4,106,097
Real Estate Management & Development	0.6	4,335,516
Road & Rail	0.9	6,386,164
Semiconductors & Semiconductor Equipment	5.3	36,088,927
Specialty Retail	1.5	9,944,426
Wireless Telecommunication Services	3.6	24,102,710
Other(1)	2.6	17,866,056

Total		$683,173,460

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments
ADR — American Depositary Receipt

GDR — Global Depositary Receipt
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2011, the value of these securities amounted to $28,225,970 or 4.17% of net assets.

(e)	At Jan. 31, 2011, security was partially or fully on loan.

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(g)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Interest Strip	$259,774
Fannie Mae Pool	1,111,095
Fannie Mae Principal Strip	10,799
Fannie Mae REMICS	328,424
Fannie Mae Whole Loan	18,089
Federal Farm Credit Bank	73,516
Federal Home Loan Banks	447,345
Federal Home Loan Mortgage Corp	122,738
Federal National Mortgage Association	315,021
FHLMC Structured Pass Through Securities	121,093
Freddie Mac Coupon Strips	163
Freddie Mac Non Gold Pool	469,381
Freddie Mac Reference REMIC	2,730
Freddie Mac REMICS	147,430
Freddie Mac Strips	39,305
Ginnie Mae I Pool	231,019
Ginnie Mae II Pool	469,876
Government National Mortgage Association	228,892
United States Treasury Inflation Indexed Bonds	75,550
United States Treasury Note/Bond	96,227
United States Treasury Strip Coupon	457,043
United States Treasury Strip Principal	74,501

Total market value of collateral securities	$5,100,011

Goldman Sachs & Co. (0.220%)

Security description	Value (a)

Government National Mortgage Association	$4,768,794

Total market value of collateral securities	$4,768,794

Pershing LLC (0.300%)

Security description	Value (a)

Fannie Mae Pool	$458,083
Fannie Mae REMICS	475,423
Federal Farm Credit Bank	47,797
Federal Home Loan Banks	27,934
Federal Home Loan Mortgage Corp	4,013
Federal National Mortgage Association	13,950
Freddie Mac Gold Pool	125,881
Freddie Mac Non Gold Pool	18,016
Freddie Mac REMICS	434,836
Ginnie Mae I Pool	78,188
Ginnie Mae II Pool	89,354
Government National Mortgage Association	1,283,142
United States Treasury Note/Bond	1,160
United States Treasury Strip Principal	2,223

Total market value of collateral securities	$3,060,000

(h)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $582,989,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$117,613,000
Unrealized depreciation	(17,429,000)

Net unrealized appreciation	$100,184,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Auto Components	$—	$8,205,735	$—	$8,205,735
Automobiles	—	23,531,901	—	23,531,901
Capital Markets	—	4,139,680	—	4,139,680
Chemicals	—	14,684,354	—	14,684,354
Commercial Banks	26,442,846	111,019,747	—	137,462,593
Computers & Peripherals	—	5,412,726	—	5,412,726
Construction & Engineering	—	23,598,280	—	23,598,280
Construction Materials	—	8,075,734	—	8,075,734
Diversified Financial Services	7,317,685	3,119,543	—	10,437,228
Electrical Equipment	—	16,385,709	—	16,385,709
Electronic Equipment, Instruments & Components	—	30,515,712	—	30,515,712
Energy Equipment & Services	—	3,345,878	—	3,345,878
Food & Staples Retailing	5,817,961	20,292,802	—	26,110,763
Food Products	—	8,453,254	—	8,453,254
Health Care Providers & Services	—	5,429,697	—	5,429,697
Hotels, Restaurants & Leisure	—	6,555,952	—	6,555,952
Industrial Conglomerates	—	9,188,235	—	9,188,235
Insurance	—	13,696,745	—	13,696,745
Internet Software & Services	—	7,829,151	—	7,829,151
IT Services	—	6,886,595	—	6,886,595
Machinery	—	6,018,663	—	6,018,663
Media	—	5,195,582	—	5,195,582
Metals & Mining	48,392,880	36,471,312	—	84,864,192
Multiline Retail	6,330,593	6,076,333	—	12,406,926
Oil, Gas & Consumable Fuels	32,741,771	39,905,789	—	72,647,560
Personal Products	—	4,106,097	—	4,106,097
Real Estate Management & Development	—	4,335,516	—	4,335,516
Semiconductors & Semiconductor Equipment	—	36,088,927	—	36,088,927
Specialty Retail	—	9,944,426	—	9,944,426
Wireless Telecommunication Services	12,284,251	11,818,459	—	24,102,710
All Other Industries	26,166,673	—	—	26,166,673
Preferred Stocks	9,484,210	—	—	9,484,210

Total Equity Securities	174,978,870	490,328,534	—	665,307,404

Other
Affiliated Money Market Fund(c)	5,190,768	—	—	5,190,768
Investments of Cash Collateral Received for Securities on Loan	—	12,675,288	—	12,675,288

Total Other	5,190,768	12,675,288	—	17,866,056

Total	$180,169,638	$503,003,822	$—	$683,173,460

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $419,124,273.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

Portfolio of Investments
Columbia Global Bond Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Bonds (96.5%)(c)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Argentina (0.3%)
Argentina Bonos
Senior Unsecured
09-12-13	7.000%	$1,033,000		$1,058,710
Argentina Government International Bond
Senior Unsecured
12-15-35	0.000	2,900,000	(e)	439,350

Total				1,498,060

Australia (1.8%)
Australia & New Zealand Banking Group Ltd.
(AUD)
11-08-11	6.500	420,000		422,423
FMG Resources August 2006 Pty Ltd.
Senior Notes
11-01-15	7.000	271,000	(d)	279,340
02-01-16	6.375	125,000	(d,j)	126,406
New South Wales Treasury Corp.
(AUD) Local Government Guaranteed
05-01-12	6.000	7,085,000		7,142,997
Telstra Corp., Ltd.
Senior Unsecured
04-01-12	6.375	500,000		527,523
Westpac Banking Corp.
(AUD) Senior Unsecured
09-24-12	7.250	300,000		306,025
Woodside Finance Ltd.
11-10-14	4.500	520,000	(d)	551,057

Total				9,355,771

Belgium (1.3%)
Belgium Government Bond
(EUR)
09-28-12	5.000	4,210,000		6,029,078
Fortis Bank SA/NV
(EUR) Senior Unsecured
05-30-14	4.500	420,000		599,319

Total				6,628,397

Bermuda (0.1%)
Bacardi Ltd.
04-01-14	7.450	245,000	(d)	284,754
Intelsat Jackson Holdings SA
Senior Unsecured
10-15-20	7.250	350,000	(d)	356,125

Total				640,879

	Coupon	Principal
Issuer	rate	amount		Value(a)
Brazil (2.5%)
Banco Nacional de Desenvolvimento Economico e Social
Senior Unsecured
06-16-18	6.369	535,000	(d)	582,481
06-10-19	6.500	910,000	(d)	1,001,603
Brazil Notas do Tesouro Nacional
(BRL)
01-01-12	10.000	762,500		4,512,985
01-01-13	10.000	886,000		5,108,652
Brazilian Government International Bond
01-15-18	8.000	232,556		274,648
Brazilian Government International Bond
Senior Unsecured
01-17-17	6.000	307,000		344,607
10-14-19	8.875	115,000		152,088
01-07-41	5.625	270,000		265,275
Centrais Eletricas Brasileiras SA
Senior Unsecured
07-30-19	6.875	375,000	(d)	418,980

Total				12,661,319

Canada (3.6%)
Bank of Nova Scotia
10-29-15	1.650	1,465,000	(d)	1,415,260
Canadian Government Bond
(CAD)
06-01-18	4.250	1,080,000		1,165,420
Canadian Government Bond
(CAD)
06-01-19	3.750	2,465,000		2,562,433
Cascades, Inc.
12-15-17	7.750	500,000		520,000
Devon Financing Corp. ULC
09-30-11	6.875	110,000		114,461
EnCana Corp.
Senior Unsecured
11-01-11	6.300	30,000		31,247
Novelis, Inc.
12-15-17	8.375	180,000	(d)	193,950
12-15-20	8.750	180,000	(d)	195,525
Precision Drilling Corp.
11-15-20	6.625	100,000	(d)	103,375
Province of British Columbia Canada
(CAD)
06-18-14	5.300	1,640,000		1,797,890
Province of Ontario Canada
(CAD)
03-08-14	5.000	3,255,000		3,514,008
Province of Quebec Canada
(CAD)
12-01-17	4.500	4,083,000		4,339,498
Royal Bank of Canada
(EUR) Senior Unsecured
01-18-13	3.250	630,000		879,446
TELUS Corp.
Senior Unsecured
06-01-11	8.000	377,000		385,869

	Coupon	Principal
Issuer	rate	amount		Value(a)
The Toronto-Dominion Bank
(EUR) Senior Unsecured
05-14-15	5.375	600,000		899,557
Thomson Reuters Corp.
Senior Unsecured
04-15-40	5.850	235,000		243,205

Total				18,361,144

Cayman Islands (0.1%)
Pacific Life Funding LLC
(GBP) Secured
02-08-11	6.250	251,000		402,214

Colombia (0.3%)
Colombia Government International Bond
01-27-17	7.375	230,000		274,505
09-18-37	7.375	260,000		309,400
Colombia Government International Bond
Senior Unsecured
03-18-19	7.375	250,000	(j)	300,625
01-18-41	6.125	235,000		239,313
Ecopetrol SA
Senior Unsecured
07-23-19	7.625	300,000		347,250

Total				1,471,093

Czech Republic (0.1%)
Czech Republic Government Bond
(CZK)
06-16-13	3.700	11,530,000		673,398

Denmark (0.3%)
Nykredit Realkredit A/S
(DKK)
04-01-28	5.000	7,960,651		1,518,779

El Salvador (0.1%)
El Salvador Government International Bond
Senior Unsecured
01-24-23	7.750	245,000	(d)	271,950

France (5.1%)
BNP Paribas Home Loan Covered Bonds SA
11-02-15	2.200	1,300,000	(d)	1,246,188
BNP Paribas
(EUR) Subordinated Notes
12-17-12	5.250	555,000		789,670
Cie de Financement Foncier
09-16-15	2.500	1,400,000	(d)	1,374,067
Credit Agricole SA
(EUR) Senior Unsecured
06-24-13	6.000	550,000		809,306
EDF SA
(EUR) Senior Unsecured
02-05-18	5.000	750,000		1,100,333

	Coupon	Principal
Issuer	rate	amount		Value(a)
France Government Bond OAT
(EUR)
04-25-12	5.000	540,000		773,459
04-25-13	4.000	7,020,000		10,099,261
10-25-16	5.000	3,180,000		4,842,556
10-25-19	3.750	2,000,000		2,810,681
France Telecom SA
(EUR) Senior Unsecured
02-21-17	4.750	1,180,000		1,707,448
Veolia Environnement SA
(EUR) Senior Unsecured
01-16-17	4.375	315,000		444,273

Total				25,997,242

Germany (5.7%)
Bayerische Landesbank
(JPY) Senior Unsecured
04-22-13	1.400	170,000,000		2,104,738
Bundesrepublik Deutschland
(EUR)
01-04-15	3.750	1,650,000		2,399,119
07-04-19	3.500	3,885,000		5,496,970
07-04-27	6.500	4,140,000		7,659,302
07-04-28	4.750	2,415,000		3,764,864
07-04-34	4.750	4,025,000		6,415,254
Landwirtschaftliche Rentenbank
(AUD) Government Guaranteed
06-15-11	5.750	1,250,000		1,248,622

Total				29,088,869

Greece (0.3%)
Hellenic Republic Government Bond
(EUR) Senior Unsecured
03-20-24	4.700	1,800,000		1,522,543

Indonesia (1.4%)
Indonesia Government International Bond
Senior Unsecured
01-17-18	6.875	500,000	(d)	566,250
10-12-35	8.500	190,000	(d)	243,675
01-17-38	7.750	140,000	(d)	165,375
Indonesia Treasury Bond
(IDR) Senior Unsecured
05-15-16	10.750	9,320,000,000		1,141,130
11-15-20	11.000	19,540,000,000		2,466,493
07-15-22	10.250	21,944,000,000		2,608,965
Perusahaan Penerbit SBSN
Senior Unsecured
04-23-14	8.800	160,000	(d)	186,046

Total				7,377,934

Ireland (—%)
Ardagh Packaging Finance PLC
Senior Secured
10-15-17	7.375	116,000	(d)	121,655

	Coupon	Principal
Issuer	rate	amount		Value(a)
Italy (3.0%)
Intesa Sanpaolo SpA
(EUR) Senior Unsecured
12-19-13	5.375	400,000		569,710
Italy Buoni Poliennali Del Tesoro
(EUR)
04-15-12	4.000	1,745,000		2,439,972
08-01-15	3.750	700,000		961,252
02-01-19	4.250	2,445,000		3,316,355
11-01-26	7.250	4,186,283		6,971,408
11-01-27	6.500	525,000		815,014

Total				15,073,711

Japan (11.9%)
Bayer Holding Ltd.
(JPY)
06-28-12	1.955	40,000,000		490,798
Development Bank of Japan
(JPY) Government Guaranteed
06-20-12	1.400	326,000,000		4,031,391
Japan Government 10-Year Bond
(JPY) Senior Unsecured
12-20-12	1.000	581,000,000		7,185,156
09-20-17	1.700	811,000,000		10,508,263
Japan Government 20-Year Bond
(JPY) Senior Unsecured
03-20-20	2.400	420,000,000		5,687,380
12-20-22	1.400	808,000,000		9,773,374
12-20-26	2.100	757,000,000		9,609,225
09-20-29	2.100	300,000,000		3,739,760
Japan Government 30-Year Bond
(JPY) Senior Unsecured
12-20-34	2.400	283,000,000		3,650,335
03-20-39	2.300	123,000,000		1,555,413
Japanese Government CPI-Linked Bond
(JPY) Senior Unsecured
03-10-18	1.400	346,720,000	(h)	4,305,300

Total				60,536,395

Kazakhstan (0.1%)
KazMunayGas National Co.
Senior Unsecured
07-02-18	9.125	250,000	(d)	298,750

Lithuania (0.1%)
Lithuania Government International Bond
Senior Unsecured
09-14-17	5.125	760,000	(d)	745,121

Luxembourg (0.1%)
ArcelorMittal
Senior Unsecured
10-15-39	7.000	545,000		559,649
Telecom Italia Capital SA
07-18-36	7.200	35,000		33,717

Total				593,366

	Coupon	Principal
Issuer	rate	amount		Value(a)
Malaysia (0.5%)
Petronas Capital Ltd.
05-22-12	7.000	500,000	(d)	536,211
08-12-19	5.250	1,980,000	(d)	2,086,993

Total				2,623,204

Mexico (1.8%)
Mexican Bonos
(MXN)
12-19-13	8.000	41,180,000		3,589,866
12-17-15	8.000	55,280,000		4,848,372
Mexican Government International Bond
Senior Unsecured
09-27-34	6.750	270,000		303,750
Pemex Project Funding Master Trust
03-01-18	5.750	617,000		655,598

Total				9,397,586

Netherlands (6.4%)
Allianz Finance II BV
(EUR)
11-23-16	4.000	400,000		556,869
BMW Finance NV
(EUR)
09-19-13	8.875	650,000		1,027,589
Deutsche Telekom International Finance BV
(EUR)
01-19-15	4.000	1,335,000		1,876,895
E.ON International Finance BV
(EUR)
10-02-17	5.500	535,000		807,279
ING Groep NV
(EUR) Senior Unsecured
05-31-17	4.750	1,205,000		1,672,170
Netherlands Government Bond
(EUR)
07-15-12	5.000	3,030,000		4,366,465
07-15-13	4.250	2,345,000		3,410,396
07-15-16	4.000	5,060,000		7,392,412
07-15-20	3.500	7,720,000		10,721,693
Rabobank Nederland NV
(EUR) Senior Unsecured
04-04-12	4.125	600,000		844,253

Total				32,676,021

New Zealand (1.2%)
ANZ National International Ltd.
Bank Guaranteed
08-10-15	3.125	1,270,000	(d)	1,261,934
New Zealand Government Bond
(NZD) Senior Unsecured
04-15-13	6.500	5,850,000		4,755,715

Total				6,017,649

Norway (1.1%)
Norway Government Bond
(NOK)
05-16-11	6.000	31,250,000		5,466,318

	Coupon	Principal
Issuer	rate	amount		Value(a)
Philippine Islands (0.3%)
Philippine Government International Bond
Senior Unsecured
01-15-21	4.000	129,000		121,260
01-14-31	7.750	405,000		491,063
Power Sector Assets & Liabilities Management Corp.
Government Guaranteed
05-27-19	7.250	790,000	(d)	905,538

Total				1,517,861

Poland (1.7%)
Poland Government Bond
(PLN)
04-25-13	5.250	6,400,000		2,238,540
10-25-17	5.250	19,985,000		6,652,657

Total				8,891,197

Qatar (0.3%)
Qatar Government International Bond
Senior Unsecured
04-09-19	6.550	550,000	(d)	634,208
Qatari Diar Finance QSC
Government Guaranteed
07-21-20	5.000	500,000	(d)	497,385
Ras Laffan Liquefied Natural Gas Co., Ltd. III
Senior Secured
09-30-14	5.500	310,000	(d)	335,309

Total				1,466,902

Russia (0.4%)
AK Transneft OJSC Via TransCapitalInvest Ltd.
Senior Unsecured
03-05-14	5.670	200,000	(d)	211,724
08-07-18	8.700	100,000	(d)	123,710
Gazprom Via Gaz Capital SA
Senior Unsecured
11-22-16	6.212	100,000	(d)	105,000
08-16-37	7.288	230,000	(d)	238,050
Russian Foreign Bond — Eurobond
03-31-30	7.500	1,159,025	(d)	1,329,981

Total				2,008,465

South Africa (0.5%)
South Africa Government Bond
(ZAR) Senior Unsecured
12-21-14	8.750	15,975,000		2,298,187

South Korea (0.3%)
Export-Import Bank of Korea
Senior Unsecured
01-21-14	8.125	810,000		922,844
01-14-15	5.875	450,000		490,825

Total				1,413,669

	Coupon	Principal
Issuer	rate	amount		Value(a)
Spain (2.5%)
Ayt Cedulas Cajas Global
(EUR)
06-14-18	4.250	1,500,000		1,719,019
Caja de Ahorros y Monte de Piedad de Madrid
(EUR)
03-25-11	3.500	1,800,000		2,463,043
Instituto de Credito Oficial
(AUD) Government Guaranteed
03-08-11	5.500	1,210,000		1,203,517
Santander International Debt SA Unipersonal
(EUR) Bank Guaranteed
04-11-11	5.125	1,200,000		1,649,901
Santander U.S. Debt SA Unipersonal
Bank Guaranteed
10-07-15	3.781	1,000,000	(d)	938,425
Spain Government Bond
(EUR)
07-30-17	5.500	2,050,000		2,909,231
Telefonica Emisiones SAU
01-15-15	4.949	1,300,000		1,362,790
Telefonica Emisiones SAU
(EUR)
02-02-16	4.375	550,000		751,159

Total				12,997,085

Supra-National (0.3%)
Corp. Andina de Fomento
Senior Unsecured
06-04-19	8.125	730,000		872,591
European Investment Bank
(GBP) Senior Unsecured
12-07-11	5.500	445,000		739,977

Total				1,612,568

Sweden (1.0%)
Sweden Government Bond
(SEK)
05-05-14	6.750	30,525,000	(j)	5,314,426

Turkey (0.3%)
Turkey Government International Bond
Senior Unsecured
07-14-17	7.500	350,000		403,375
04-03-18	6.750	204,000		226,440
06-05-20	7.000	235,000		262,025
03-17-36	6.875	540,000		558,900

Total				1,450,740

United Kingdom (4.6%)
MetLife of Connecticut
(JPY)
05-24-12	0.653	100,000,000	(b)	1,193,812
SABMiller PLC
Senior Unsecured
01-15-14	5.700	1,275,000	(d)	1,416,408

	Coupon	Principal
Issuer	rate	amount		Value(a)
United Kingdom Gilt
(GBP)
09-07-16	4.000	3,130,000		5,327,443
03-07-18	5.000	400,000		713,757
03-07-19	4.500	2,240,000		3,844,353
03-07-25	5.000	660,000		1,156,140
12-07-27	4.250	1,750,000		2,791,170
03-07-36	4.250	1,400,000		2,170,393
12-07-38	4.750	1,690,000		2,838,351
12-07-49	4.250	1,185,000		1,840,062

Total				23,291,889

United States (34.5%)
Ally Financial, Inc.
03-15-20	8.000	260,000		293,800
09-15-20	7.500	480,000	(d)	522,000
Amkor Technology, Inc.
Senior Unsecured
05-01-18	7.375	237,000	(j)	247,369
Anadarko Petroleum Corp.
Senior Unsecured
09-15-16	5.950	435,000		477,112
Anheuser-Busch InBev Worldwide, Inc.
01-15-14	7.200	710,000	(d)	818,532
11-15-14	5.375	2,620,000	(d)	2,906,360
Ashland, Inc.
06-01-17	9.125	180,000		209,475
Associated Materials LLC
Senior Secured
11-01-17	9.125	90,000	(d)	96,975
AT&T, Inc.
Senior Unsecured
02-15-39	6.550	2,485,000		2,646,419
Ball Corp.
09-01-19	7.375	35,000		37,756
09-15-20	6.750	234,000		247,455
Bank of America Corp.
(GBP) Senior Unsecured
02-02-11	0.830	950,000	(b)	1,521,078
Bank of America Corp.
Senior Unsecured
05-01-18	5.650	2,190,000		2,278,105
BellSouth Corp.
Senior Unsecured
10-15-11	6.000	785,000		815,347
Berry Petroleum Co.
Senior Unsecured
11-01-20	6.750	50,000		50,750
Brocade Communications Systems, Inc.
Senior Secured
01-15-18	6.625	76,000		80,750
01-15-20	6.875	67,000		71,355
Burlington Northern Santa Fe LLC
Senior Unsecured
05-01-40	5.750	730,000		742,419
Cardinal Health, Inc.
Senior Unsecured
12-15-20	4.625	1,700,000		1,688,611
Cardtronics, Inc.
09-01-18	8.250	190,000		202,825

	Coupon	Principal
Issuer	rate	amount		Value(a)
CC Holdings GS V LLC/Crown Castle GS III Corp.
Senior Secured
05-01-17	7.750	820,000	(d)	901,999
CCO Holdings LLC/Capital Corp.
04-30-18	7.875	136,000		142,460
01-15-19	7.000	250,000		251,875
04-30-20	8.125	49,000		52,246
Celanese U.S. Holdings LLC
10-15-18	6.625	232,000	(d)	242,440
CenterPoint Energy Houston Electric LLC
03-01-14	7.000	605,000		695,479
CenterPoint Energy Resources Corp.
Senior Unsecured
02-15-11	7.750	1,270,000		1,273,117
Central Garden and Pet Co.
03-01-18	8.250	65,000		67,600
CF Industries, Inc.
05-01-18	6.875	65,000		71,338
05-01-20	7.125	65,000		72,638
Chesapeake Energy Corp.
08-15-20	6.625	560,000		580,301
CIT Group, Inc.
Senior Secured
05-01-16	7.000	535,000		540,350
CitiFinancial Auto Issuance Trust
Series 2009-1 Class A2
11-15-12	1.830	2,521,574	(d)	2,529,406
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4
10-15-49	5.431	1,700,000	(f)	1,828,134
Citigroup, Inc.
(EUR) Senior Unsecured
08-02-19	5.000	595,000		801,798
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4 Class A4
12-11-49	5.322	500,000	(f)	522,266
Colorado Interstate Gas Co.
Senior Unsecured
11-15-15	6.800	3,170,000		3,671,469
Columbus McKinnon Corp.
02-01-19	7.875	55,000	(d)	56,238
Comcast Corp.
02-15-18	5.875	415,000		459,340
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A Class BFL
02-05-19	0.571	400,000	(b,d,f)	387,463
CommScope, Inc.
Senior Notes
01-15-19	8.250	54,000	(d)	56,025
Concho Resources, Inc.
Senior Notes
01-15-21	7.000	120,000		125,100
Continental Resources, Inc.
04-01-21	7.125	20,000	(d)	21,100
Cott Beverages, Inc.
09-01-18	8.125	34,000		36,720
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C2 Class A1
05-15-36	3.819	424,728	(f)	430,113

	Coupon	Principal
Issuer	rate	amount		Value(a)
Cricket Communications, Inc.
Senior Secured
05-15-16	7.750	317,000		333,643
Crown Americas Capital Corp. III/LLC
Senior Notes
02-01-21	6.250	510,000	(d)	517,650
CSC Holdings LLC
Senior Unsecured
02-15-19	8.625	100,000		114,750
CSX Corp.
Senior Unsecured
03-15-18	6.250	940,000		1,077,824
CVS Caremark Corp.
Senior Unsecured
09-15-39	6.125	305,000		315,264
Dana Holding Corp.
Senior Unsecured
02-15-19	6.500	40,000		40,600
02-15-21	6.750	47,000		47,705
Del Monte Corp.
10-15-19	7.500	161,000		198,030
Denbury Resources, Inc.
03-01-16	9.750	310,000		350,300
DIRECTV Holdings LLC/Financing Co., Inc.
02-15-16	3.125	1,465,000		1,450,171
DISH DBS Corp.
10-01-14	6.625	440,000		460,900
02-01-16	7.125	290,000		303,050
Dominion Resources, Inc.
Senior Unsecured
08-01-33	5.250	1,460,000		1,600,055
Dr Pepper Snapple Group, Inc.
12-21-11	1.700	1,310,000		1,322,095
DTE Energy Co.
Senior Unsecured
06-01-11	7.050	115,000		117,338
05-15-14	7.625	1,540,000		1,775,897
Duke Energy Corp.
Senior Unsecured
02-01-14	6.300	450,000		504,365
09-15-19	5.050	720,000		758,507
Duke Energy Indiana, Inc.
1st Mortgage
08-15-38	6.350	940,000		1,049,026
El Paso Corp.
Senior Unsecured
09-15-20	6.500	405,000	(d)	413,100
Embarq Corp.
Senior Unsecured
06-01-36	7.995	920,000		1,036,664
Energy Transfer Equity LP
10-15-20	7.500	210,000		224,175
Entravision Communications Corp.
Senior Secured
08-01-17	8.750	300,000		321,000
ERAC USA Finance LLC
10-15-37	7.000	905,000	(d)	969,803

	Coupon	Principal
Issuer	rate	amount		Value(a)
Esterline Technologies Corp.
08-01-20	7.000	15,000		15,488
EXCO Resources, Inc.
09-15-18	7.500	269,000		269,000
Federal Home Loan Mortgage Corp. #A11799
08-01-33	6.500	121,444	(f)	136,944
Federal Home Loan Mortgage Corp. #A15881
11-01-33	5.000	861,602	(f)	916,993
Federal Home Loan Mortgage Corp. #E91486
09-01-17	6.500	86,212	(f)	94,391
Federal Home Loan Mortgage Corp. #E99684
10-01-18	5.000	328,683	(f)	355,179
Federal Home Loan Mortgage Corp. #G01960
12-01-35	5.000	1,767,207	(f)	1,859,650
Federal National Mortgage Association
10-15-14	4.625	1,565,000		1,739,391
Federal National Mortgage Association #545874
08-01-32	6.500	125,621	(f)	143,109
Federal National Mortgage Association #555528
04-01-33	6.000	507,109	(f)	559,133
Federal National Mortgage Association #555734
07-01-23	5.000	524,841	(f)	561,589
Federal National Mortgage Association #555740
08-01-18	4.500	669,220	(f)	707,962
Federal National Mortgage Association #555851
01-01-33	6.500	609,765	(f)	688,354
Federal National Mortgage Association #575487
04-01-17	6.500	216,965	(f)	237,617
Federal National Mortgage Association #621581
12-01-31	6.500	165,007	(f)	186,225
Federal National Mortgage Association #633966
03-01-17	6.000	54,103	(f)	59,118
Federal National Mortgage Association #634749
03-01-17	5.500	320,831	(f)	350,106
Federal National Mortgage Association #640996
05-01-32	7.500	237,911	(f)	273,726
Federal National Mortgage Association #643381
06-01-17	6.000	120,710	(f)	131,899
Federal National Mortgage Association #645053
05-01-32	7.000	390,545	(f)	445,765
Federal National Mortgage Association #646147
06-01-32	7.000	233,761	(f)	266,638
Federal National Mortgage Association #652284
08-01-32	6.500	199,456	(f)	225,163
Federal National Mortgage Association #653145
07-01-17	6.000	108,992	(f)	119,210
Federal National Mortgage Association #653730
09-01-32	6.500	122,923	(f)	140,054
Federal National Mortgage Association #655589
08-01-32	6.500	894,383	(f)	1,009,376
Federal National Mortgage Association #666424
08-01-32	6.500	149,775	(f)	169,079
Federal National Mortgage Association #670461
11-01-32	7.500	139,543	(f)	160,550
Federal National Mortgage Association #677333
01-01-33	6.000	2,583,769	(f)	2,848,836
Federal National Mortgage Association #688034
03-01-33	5.500	271,993	(f)	294,830

	Coupon	Principal
Issuer	rate	amount		Value(a)
Federal National Mortgage Association #688691
03-01-33	5.500	298,018	(f)	320,975
Federal National Mortgage Association #711503
06-01-33	5.500	614,153	(f)	663,837
Federal National Mortgage Association #720576
06-01-33	5.000	1,392,175	(f)	1,468,806
Federal National Mortgage Association #735029
09-01-13	5.322	596,491	(f)	648,954
Federal National Mortgage Association #741850
09-01-33	5.500	1,206,736	(f)	1,308,898
Federal National Mortgage Association #753507
12-01-18	5.000	1,160,271	(f)	1,243,487
Federal National Mortgage Association #755498
11-01-18	5.500	497,939	(f)	539,400
Federal National Mortgage Association #756788
11-01-33	6.500	208,613	(f)	235,653
Federal National Mortgage Association #928019
01-01-37	5.500	1,214,681	(f,k)	1,314,323
Federal National Mortgage Association #AH5282
01-01-41	4.000	7,000,000	(f,g)	6,944,687
Florida Power Corp.
1st Mortgage
06-15-38	6.400	210,000		237,371
04-01-40	5.650	600,000		615,152
Fresenius Medical Care US Finance, Inc.
02-15-21	5.750	385,000	(d,g)	380,188
Frontier Communications Corp.
Senior Unsecured
04-15-15	7.875	78,000		86,580
04-15-17	8.250	194,000		217,280
04-15-20	8.500	158,000		178,145
General Electric Capital Assurance Co.
Series 2003-1 Class A4
05-12-35	5.254	356,381	(d,f)	377,600
General Electric Capital Corp.
(GBP) Senior Unsecured
05-17-12	6.125	474,000		795,466
General Electric Capital Corp.
Senior Unsecured
09-16-20	4.375	2,855,000		2,774,026
01-07-21	4.625	2,825,000		2,797,778
Georgia-Pacific LLC
05-01-16	8.250	230,000	(d)	258,750
11-01-20	5.400	260,000	(d)	256,687
Giant Funding Corp.
Secured
02-01-18	8.250	161,000	(d)	166,434
Government National Mortgage Association #604708
10-15-33	5.500	633,830	(f)	688,802
Government National Mortgage Association
CMO I.O. Series 2002-80 Class CI
01-20-32	164.541	15,444	(f,i,o)	—
Graphic Packaging International, Inc.
10-01-18	7.875	38,000		40,470
Greenwich Capital Commercial Funding Corp.
Series 2003-C1 Class A3
07-05-35	3.858	634,805	(f)	647,374
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1 Class A5
06-10-36	4.883	292,866	(f)	295,420

	Coupon	Principal
Issuer	rate	amount		Value(a)
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
03-10-39	5.444	2,100,000	(f)	2,233,846
Greif, Inc.
Senior Unsecured
02-01-17	6.750	195,000		205,725
GS Mortgage Securities Corp. II
Series 2007-EOP Class J
03-06-20	4.930	1,250,000	(b,d,f)	1,167,925
GS Mortgage Securities Corp. II
Series 2007-GG10 Class F
08-10-45	5.804	775,000	(f)	65,330
GTP Towers Issuer LLC
Secured
02-15-15	4.436	450,000	(d)	479,294
Harborview Mortgage Loan Trust
CMO Series 2004-1 Class 4A
04-19-34	4.786	999,843	(b,f)	981,155
HCA, Inc.
Senior Secured
02-15-17	9.875	325,000		359,938
09-15-20	7.250	360,000		385,200
HJ Heinz Finance Co.
07-15-11	6.625	500,000		513,467
Indiana Michigan Power Co.
Senior Unsecured
03-15-37	6.050	1,450,000		1,493,393
Interface, Inc.
Senior Notes
12-01-18	7.625	43,000	(d)	45,258
Interline Brands, Inc.
11-15-18	7.000	73,000		75,008
International Lease Finance Corp.
Senior Unsecured
12-15-20	8.250	245,000		267,050
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1 Class A1
10-15-37	4.134	127,384	(f)	132,420
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-ML1A Class A1
03-12-39	3.972	106,515	(f)	108,752
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3 Class ASB
08-15-42	4.893	1,047,266	(f)	1,091,260
JPMorgan Chase & Co.
Senior Unsecured
10-15-20	4.250	1,350,000		1,300,281
K Hovnanian Enterprises, Inc.
Senior Secured
10-15-16	10.625	140,000		148,400
Kraft Foods, Inc.
Senior Unsecured
02-19-14	6.750	145,000		165,300
08-11-17	6.500	514,000		596,486
02-01-18	6.125	2,925,000		3,319,652

	Coupon	Principal
Issuer	rate	amount		Value(a)
Lamar Media Corp.
04-01-14	9.750	255,000		295,163
LB-UBS Commercial Mortgage Trust
Series 2004-C2 Class A3
03-15-29	3.973	750,000	(f)	762,068
LB-UBS Commercial Mortgage Trust
Series 2006-C4 Class AAB
06-15-32	5.858	750,000	(f)	806,645
LB-UBS Commercial Mortgage Trust
Series 2007-C7 Class A3
09-15-45	5.866	1,660,000	(f)	1,782,972
Lear Corp.
03-15-18	7.875	214,000		232,190
03-15-20	8.125	117,000		128,993
LifePoint Hospitals, Inc.
10-01-20	6.625	61,000	(d)	61,686
LyondellBasell Industries
Senior Secured
11-01-17	8.000	478,000	(d)	535,359
Mantech International Corp.
04-15-18	7.250	57,000		58,995
Marathon Petroleum Corp.
03-01-21	5.125	400,000	(d,g)	403,580
Marathon Petroleum Corp.
Senior Unsecured
03-01-41	6.500	160,000	(d,g)	158,315
Mellon Funding Corp.
(GBP)
11-08-11	6.375	370,000		612,192
MetroPCS Wireless, Inc.
11-15-20	6.625	295,000		284,675
MGM Resorts International
Senior Secured
11-15-17	11.125	290,000		334,950
Midwest Generation LLC
Pass-Through Certificates
01-02-16	8.560	123,024		123,639
Morgan Stanley Capital I
Series 2004-HQ4 Class A5
04-14-40	4.590	750,000	(f)	753,600
Morgan Stanley Capital I
Series 2006-T23 Class AAB
08-12-41	5.793	575,000	(f)	622,663
Morgan Stanley
(EUR) Senior Unsecured
10-02-17	5.500	625,000		867,864
Morgan Stanley
(GBP) Senior Unsecured
04-11-11	7.500	470,000		757,706
Morgan Stanley
Senior Unsecured
01-25-21	5.750	2,120,000		2,142,627
Mylan, Inc.
11-15-18	6.000	145,000	(d)	147,900
Nalco Co.
Senior Notes
01-15-19	6.625	380,000	(d)	396,625

	Coupon	Principal
Issuer	rate	amount		Value(a)
National Collegiate Student Loan Trust
CMO I.O. Series 2006-3 Class AIO
01-25-12	5.880	2,400,000	(i)	120,166
Nevada Power Co.
01-15-15	5.875	1,000,000		1,117,985
05-15-18	6.500	365,000		420,144
Nextel Communications, Inc.
08-01-15	7.375	225,000		226,688
Nisource Finance Corp.
09-15-17	5.250	2,855,000		3,025,018
09-15-20	5.450	970,000		1,013,021
Northern States Power Co.
1st Mortgage
08-28-12	8.000	515,000		569,990
Northwest Pipeline GP
Senior Unsecured
04-15-17	5.950	1,085,000		1,236,009
NRG Energy, Inc.
01-15-17	7.375	238,000		247,520
Oracle Corp.
Senior Notes
07-15-40	5.375	90,000	(d)	88,687
Oshkosh Corp.
03-01-17	8.250	146,000		160,235
03-01-20	8.500	119,000		132,983
PacifiCorp
1st Mortgage
10-15-37	6.250	200,000		219,800
01-15-39	6.000	440,000		469,566
Peabody Energy Corp.
09-15-20	6.500	250,000		265,312
Pinafore LLC/Inc.
Senior Secured
10-01-18	9.000	30,000	(d)	33,113
Polymer Group, Inc.
Senior Secured
02-01-19	7.750	35,000	(d)	35,963
Polypore International, Inc.
11-15-17	7.500	145,000	(d)	150,075
Potomac Electric Power Co.
1st Mortgage
04-15-14	4.650	280,000		300,045
PPL Electric Utilities Corp.
1st Mortgage
11-30-13	7.125	2,850,000		3,289,339
Pride International, Inc.
Senior Unsecured
08-15-20	6.875	106,000		115,805
Progress Energy, Inc.
Senior Unsecured
03-01-11	7.100	325,000		326,603
03-15-14	6.050	875,000		978,298
Prudential Financial, Inc.
Senior Unsecured
11-15-20	4.500	1,900,000		1,873,661
QEP Resources, Inc.
Senior Unsecured
03-01-21	6.875	170,000		177,650

	Coupon	Principal
Issuer	rate	amount		Value(a)
QVC, Inc.
Senior Secured
10-15-20	7.375	316,000	(d)	332,195
Qwest Communications International, Inc.
04-01-18	7.125	370,000		399,600
Rain CII Carbon LLC/Corp.
Senior Secured
12-01-18	8.000	155,000	(d)	164,300
Range Resources Corp.
05-15-16	7.500	265,000		276,925
05-15-19	8.000	225,000		247,500
Regal Cinemas Corp.
07-15-19	8.625	200,000		213,000
Regency Energy Partners LP/Finance Corp.
06-01-16	9.375	5,000		5,525
12-01-18	6.875	75,000		76,875
Renaissance Home Equity Loan Trust
Series 2005-4 Class A3
02-25-36	5.565	358,238		340,303
Reynolds Group Issuer, Inc. LLC
Senior Secured
02-15-21	6.875	50,000	(d,g)	50,438
Reynolds Group Issuer, Inc./LLC
Senior Secured
10-15-16	7.750	270,000	(d)	286,200
04-15-19	7.125	234,000	(d)	241,605
RR Donnelley & Sons Co.
Senior Unsecured
01-15-17	6.125	1,800,000		1,826,857
SBA Telecommunications, Inc.
08-15-16	8.000	240,000		262,200
08-15-19	8.250	85,000		93,713
Seneca Gaming Corp.
12-01-18	8.250	129,000	(d)	131,580
Sierra Pacific Power Co.
05-15-16	6.000	2,935,000		3,327,573
SM Energy Co.
Senior Unsecured
02-15-19	6.625	17,000	(d,g)	17,000
Southern California Gas Co.
1st Mortgage
03-15-14	5.500	845,000		932,158
Southern Natural Gas Co.
Senior Unsecured
04-01-17	5.900	2,131,000	(d)	2,298,147
Spectrum Brands Holdings, Inc.
Senior Secured
06-15-18	9.500	196,000	(d)	216,090
Speedway Motorsports, Inc.
06-01-16	8.750	380,000		413,250
Speedway Motorsports, Inc.
Senior Notes
02-01-19	6.750	31,000	(d,g)	31,310
Sprint Nextel Corp.
Senior Unsecured
08-15-17	8.375	150,000	(j)	163,875
SPX Corp.
09-01-17	6.875	30,000	(d)	32,250

	Coupon	Principal
Issuer	rate	amount		Value(a)
Tampa Electric Co.
Senior Unsecured
05-15-18	6.100	620,000		700,265
TCM Sub LLC
01-15-15	3.550	845,000	(d)	873,744
The Cleveland Electric Illuminating Co.
1st Mortgage
11-15-18	8.875	750,000		947,576
The Cleveland Electric Illuminating Co.
Senior Unsecured
12-15-13	5.650	925,000		1,012,620
The Dow Chemical Co.
(EUR) Senior Unsecured
05-27-11	4.625	520,000		716,073
The Dow Chemical Co.
Senior Unsecured
02-15-15	5.900	65,000		72,110
The Goldman Sachs Group, Inc.
(EUR) Senior Unsecured
05-02-18	6.375	350,000		516,621
The Hertz Corp.
10-15-18	7.500	155,000	(d,j)	163,525
01-15-21	7.375	276,000	(d)	286,005
The Manitowoc Co., Inc.
11-01-13	7.125	470,000	(j)	475,287
11-01-20	8.500	90,000		96,975
The Toledo Edison Co.
Senior Secured
05-15-37	6.150	1,600,000		1,611,277
Time Warner Cable, Inc.
11-15-40	5.875	75,000		71,944
Transcontinental Gas Pipe Line Co. LLC
Senior Unsecured
04-15-16	6.400	3,590,000		4,144,462
TransDigm, Inc.
Senior Subordinated Notes
12-15-18	7.750	159,000	(d,j)	170,527
tw telecom holdings, inc.
03-01-18	8.000	216,000		231,660
U.S. Treasury
10-31-11	1.000	670,000	(j)	673,821
07-15-12	1.500	2,130,000	(j)	2,164,280
11-30-15	1.375	837,000	(j)	817,514
12-31-15	2.125	115,000	(j)	116,114
01-31-16	2.000	275,000	(g)	275,580
07-31-17	2.375	715,000		706,956
11-15-20	2.625	910,000		853,125
08-15-23	6.250	2,000,000	(j)	2,491,250
08-15-40	3.875	3,749,000		3,326,068
United States Cellular Corp.
Senior Unsecured
12-15-33	6.700	165,000		158,019
United States Steel Corp.
Senior Unsecured
02-01-18	7.000	78,000		80,145
04-01-20	7.375	229,000		238,732
Valeant Pharmaceuticals International
10-01-20	7.000	465,000	(d)	479,531
Valmont Industries, Inc.
04-20-20	6.625	522,000		539,913

	Coupon	Principal
Issuer	rate	amount		Value(a)
Verizon New York, Inc.
Senior Unsecured
04-01-12	6.875	2,380,000		2,534,648
04-01-32	7.375	1,455,000		1,604,543
Wachovia Bank Commercial Mortgage Trust
Series 2005-C20 Class A5
07-15-42	5.087	800,000	(f)	814,105
Wachovia Bank Commercial Mortgage Trust
Series 2006-C24 Class APB
03-15-45	5.576	500,000	(f)	528,776
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27 Class APB
07-15-45	5.727	650,000	(f)	683,971
Warner Chilcott Co. LLC/Finance
09-15-18	7.750	134,000	(d)	139,360
Wells Fargo & Co.
(EUR) Senior Unsecured
11-03-16	4.125	330,000		452,023
Windstream Corp.
03-15-19	7.000	40,000		39,800
10-15-20	7.750	170,000	(d)	175,525
Wyndham Worldwide Corp.
Senior Unsecured
02-01-18	5.750	107,000		109,707
XM Satellite Radio, Inc.
11-01-18	7.625	237,000	(d)	245,888
Yum! Brands, Inc.
Senior Unsecured
03-15-18	6.250	540,000		612,709

Total				176,873,804

Uruguay (0.2%)
Uruguay Government International Bond
11-18-22	8.000	450,000		558,000
Uruguay Government International Bond
Senior Unsecured
03-21-36	7.625	275,000		327,250

Total				885,250

Venezuela (0.4%)
Petroleos de Venezuela SA
04-12-17	5.250	1,190,000		674,135
Venezuela Government International Bond
02-26-16	5.750	620,000	(d)	441,750
Venezuela Government International Bond
Senior Unsecured
10-08-14	8.500	160,000		136,800
05-07-23	9.000	931,000	(d)	631,218

Total				1,883,903

Total Bonds (Cost: $463,989,752)				$492,925,314

Senior Loans (—%)(l)

	Coupon	Principal
Borrower	rate	amount	Value(a)
United States
Goodman Global, Inc.
1st Lien Term Loan
10-28-16	5.750%	$34,913	$35,183

Total Senior Loans (Cost: $34,563)	$35,183

Money Market Fund (2.4%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	12,180,102	(n)	$12,180,102

Total Money Market Fund (Cost: $12,180,102)			$12,180,102

Investments of Cash Collateral Received for Securities on Loan (1.4%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(m)
Cantor Fitzgerald & Co. dated 01-31-11, matures 02-01-11, repurchase price
$5,000,033	0.240%	$5,000,000	$5,000,000
Deutsche Bank AG dated 01-31-11, matures 02-01-11, repurchase price
$1,363,324	0.220	1,363,316	1,363,316
MF Global Holdings Ltd. dated 01-31-11, matures 02-01-11, repurchase price
$1,000,007	0.250	1,000,000	1,000,000
Total			7,363,316
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $7,363,316)			$7,363,316

Total Investments in Securities
(Cost: $483,567,733)(p)			$512,503,915

Investments in Derivatives
Futures Contracts Outstanding at Jan. 31, 2011

	Number of
	contracts	Notional	Expiration	Unrealized	Unrealized
Contract description	long (short)	market value	date	appreciation	depreciation

Euro-Bobl, 5-year	9	$1,439,025	March 2011	$—	$(29,078)
Euro-Bund, 10-year	(20)	(3,387,260)	March 2011	63,975	—
Japanese Government Bond, 10-year	7	11,939,822	March 2011	—	(50,747)
U.S. Treasury Long Bond, 20-year	24	2,895,000	March 2011	—	(111,786)
U.S. Treasury Note, 5-year	(66)	(7,815,328)	April 2011	70,728	—
U.S. Treasury Note, 10-year	(99)	(11,958,891)	March 2011	86,335	—
U.S. Treasury Ultra Bond, 30-year	(23)	(2,832,594)	March 2011	137,606	—

Total				$358,644	$(191,611)

Forward Foreign Currency Exchange Contracts Open at Jan. 31, 2011

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

J.P. Morgan Securities, Inc.	Feb. 03, 2011	1,182,566 (EUR)	1,620,056 (USD)	$1,478	$—

UBS Securities	Feb. 07, 2011	3,377,000 (NZD)	2,563,312 (USD)	—	(40,545)

HSBC Securities (USA), Inc.	Feb. 11, 2011	5,030,011 (USD)	229,620,000 (INR)	—	(37,305)

HSBC Securities (USA), Inc.	Feb. 14, 2011	5,260,000 (AUD)	5,211,608 (USD)	—	(23,883)

State Street Bank & Trust Co.	Feb. 15, 2011	9,122,000 (EUR)	11,842,180 (USD)	—	(641,374)

Barclays Bank PLC	Feb. 18, 2011	1,626,788 (USD)	1,043,000 (GBP)	43,133	—

Barclays Bank PLC	Feb. 23, 2011	2,188,000 (GBP)	2,604,917 (EUR)	61,486	—

J.P. Morgan Securities, Inc.	Feb. 23, 2011	17,928,206 (USD)	1,484,814,000 (JPY)	160,833	—

J.P. Morgan Securities, Inc.	Feb. 24, 2011	42,000 (CAD)	42,186 (USD)	254	—

HSBC Securities (USA), Inc.	Feb. 28, 2011	6,150,000 (SGD)	4,795,658 (USD)	—	(9,530)

J.P. Morgan Securities, Inc.	Feb. 28, 2011	2,570,768 (USD)	31,150,000 (MXN)	—	(8,187)

Total				$267,184	$(760,824)

Notes to Portfolio of Investments
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CMO — Collateralized Mortgage Obligation
CZK — Czech Koruna
DKK — Danish Krone
EUR — European Monetary Unit
GBP — British Pound Sterling
IDR — Indonesian Rupiah
INR — Indian Rupee
I.O. — Interest Only
JPY — Japanese Yen
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Sinapore Dollar
ZAR — South African Rand

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Jan. 31, 2011.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2011, the value of these securities amounted to $44,339,527 or 8.68% of net assets.

(e)	This is a variable rate security that entitles holders to receive only interest payments. Interest is paid annually. The interest payment is based on the Gross Domestic Product (GDP) level of the previous year for the respective country. To the extent that the previous year’s GDP exceeds the ‘base case GDP’, an interest payment is made equal to 0.012225 of the difference.

(f)	Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g)	At Jan. 31, 2011, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $8,268,353.

(h)	Inflation-indexed bonds are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i)	Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. The interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Jan. 31, 2011.

(j)	At Jan. 31, 2011, security was partially or fully on loan.

(k)	At Jan. 31, 2011, investments in securities included securities valued at $467,110 that were partially pledged as collateral to cover initial margin deposits on open interest rate futures contracts.

(l)	Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Cantor Fitzgerald & Co. (0.240%)

Security description	Value (a)

Fannie Mae Interest Strip	$259,774
Fannie Mae Pool	1,111,095
Fannie Mae Principal Strip	10,799
Fannie Mae REMICS	328,424
Fannie Mae Whole Loan	18,089
Federal Farm Credit Bank	73,516
Federal Home Loan Banks	447,345
Federal Home Loan Mortgage Corp	122,738
Federal National Mortgage Association	315,021
FHLMC Structured Pass Through Securities	121,093
Freddie Mac Coupon Strips	163
Freddie Mac Non Gold Pool	469,381
Freddie Mac Reference REMIC	2,730
Freddie Mac REMICS	147,430
Freddie Mac Strips	39,305
Ginnie Mae I Pool	231,019
Ginnie Mae II Pool	469,876
Government National Mortgage Association	228,892
United States Treasury Inflation Indexed Bonds	75,550
United States Treasury Note/Bond	96,227
United States Treasury Strip Coupon	457,043
United States Treasury Strip Principal	74,501

Total market value of collateral securities	$5,100,011

Deutsche Bank AG (0.220%)

Security description	Value (a)

Ginnie Mae I Pool	$516,168
Ginnie Mae II Pool	874,414

Total market value of collateral securities	$1,390,582

MF Global Holdings Ltd. (0.250%)

Security description	Value (a)

Fannie Mae REMICS	$48,701
Freddie Mac Gold Pool	300,538
Freddie Mac REMICS	53,156
Ginnie Mae I Pool	164,281
Ginnie Mae II Pool	339,649
Government National Mortgage Association	113,686

Total market value of collateral securities	$1,020,011

(n)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(o)	Negligible market value.

(p)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $483,568,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$34,381,000
Unrealized depreciation	(5,445,000)

Net unrealized appreciation	$28,936,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Bonds
Foreign Government Obligations & Agencies	$—	$278,474,265	$—	$278,474,265
U.S. Government Obligations & Agencies	11,424,708	1,739,391	—	13,164,099
Asset-Backed Securities	—	4,987,948	—	4,987,948
Commercial Mortgage-Backed Securities	—	16,691,657	—	16,691,657
Residential Mortgage-Backed Securities	—	28,651,519	—	28,651,519
Corporate Debt Securities
Life Insurance	—	3,948,045	1,193,812	5,141,857
All Other Industries	—	145,813,969	—	145,813,969

Total Bonds	11,424,708	480,306,794	1,193,812	492,925,314

Other
Senior Loans	—	35,183	—	35,183
Affiliated Money Market Fund(c)	12,180,102	—	—	12,180,102
Investments of Cash Collateral Received for Securities on Loan	—	7,363,316	—	7,363,316

Total Other	12,180,102	7,398,499	—	19,578,601

Investments in Securities	23,604,810	487,705,293	1,193,812	512,503,915
Derivatives(d)
Assets
Futures Contracts	358,644	—	—	358,644
Forward Foreign Currency Exchange Contracts	—	267,184	—	267,184
Liabilities
Futures Contracts	(191,611)	—	—	(191,611)
Forward Foreign Currency Exchange Contracts	—	(760,824)	—	(760,824)

Total	$23,771,843	$487,211,653	$1,193,812	$512,177,308

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Asset-Backed	Corporate Debt
	Securities	Securities	Total

Balance as of Oct. 31, 2010	$1,798,579	$1,193,364	$2,991,943
Accrued discounts/premiums	—	8,360	8,360
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)*	—	(7,912)	(7,912)
Sales	—	—	—
Purchases	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(1,798,579)	—	(1,798,579)

Balance as of Jan. 31, 2011	$—	$1,193,812	$1,193,812

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2011 was $(7,912), which was comprised of Corporate Debt Securities.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Portfolio of Investments
Columbia Global Equity Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.3%)(c)

Issuer	Shares		Value(a)
Australia (1.0%)
Atlas Iron Ltd.	567,790	(b,g)	$1,817,343
CSL Ltd.	73,801	(g)	2,746,066

Total			4,563,409

Belgium (0.5%)
Ageas	869,347		2,462,492

Brazil (2.4%)
Banco Santander Brasil SA, ADR	166,871		1,935,704
Itaú Unibanco Holding SA, ADR	100,000		2,150,000
MRV Engenharia e Participacoes SA	258,700		2,188,558
Multiplan Empreendimentos Imobiliarios SA	155,400		2,982,688
Totvs SA	17,900		1,739,845

Total			10,996,795

Canada (1.1%)
Barrick Gold Corp.	43,873		2,084,406
CGI Group, Inc., Class A	141,100	(b)	2,714,600

Total			4,799,006

China (1.3%)
AsiaInfo-Linkage, Inc.	167,312	(b)	3,590,516
Focus Media Holding Ltd., ADR	88,967	(b)	2,216,168

Total			5,806,684

Denmark (0.9%)
FLSmidth & Co. A/S	47,694	(g)	4,097,230

Finland (0.5%)
Talvivaara Mining Co. PLC	250,000	(b,g)	2,339,086

France (2.5%)
Cie Generale des Etablissements Michelin, Series B	39,624		2,882,701
Euler Hermes SA	39,140	(b)	3,599,855
Renault SA	72,174	(b)	4,716,515

Total			11,199,071

Germany (2.4%)
BMW AG	45,000		3,452,486
Linde AG	28,000		4,080,986
MTU Aero Engines Holding AG	49,958		3,522,185

Total			11,055,657

Hong Kong (2.6%)
Champion REIT	2,957,770	(g)	1,789,930
Great Eagle Holdings Ltd.	1,155,377		3,875,026
Sun Hung Kai Properties Ltd.	199,000		3,344,365
The Hongkong & Shanghai Hotels	1,603,500	(g)	2,812,829

Total			11,822,150

Issuer	Shares		Value(a)
India (1.1%)
State Bank of India, GDR	42,923	(d)	5,043,452

Indonesia (2.3%)
Bank Mandiri Tbk PT	3,189,500		2,116,044
Bank Rakyat Indonesia Persero Tbk PT	4,118,000		2,222,897
Indocement Tunggal Prakarsa Tbk PT	1,208,000		1,821,408
PT Perusahaan Gas Negara Tbk	7,564,500		3,558,965
Semen Gresik Persero Tbk PT	982,500		846,559

Total			10,565,873

Ireland (0.7%)
Accenture PLC, Class A	60,849		3,131,898

Italy (2.5%)
Fiat SpA	399,948		3,879,846
Prysmian SpA	248,125		5,008,890
Tod’s SpA	22,123		2,266,654

Total			11,155,390

Japan (7.8%)
Asahi Breweries Ltd.	278,500		5,227,959
Canon, Inc.	83,200		4,094,915
Hoya Corp.	170,800		4,028,783
Komatsu Ltd.	114,800		3,423,760
Makita Corp.	106,300		4,601,741
Nippon Electric Glass Co., Ltd.	238,000		3,588,640
THK Co., Ltd.	100,000		2,607,568
Ushio, Inc.	151,500	(g)	3,069,770
Yamada Denki Co., Ltd.	65,760		4,461,497

Total			35,104,633

Mexico (1.0%)
America Movil SAB de CV, Series L, ADR	80,000		4,559,200

Netherlands (2.5%)
Fugro NV-CVA	83,138		6,691,545
ING Groep NV-CVA	399,460	(b)	4,547,309

Total			11,238,854

Norway (1.1%)
Prosafe	290,681		2,166,079
Telenor ASA	168,342		2,595,387

Total			4,761,466

Panama (0.7%)
Copa Holdings SA, Class A	58,793		3,307,106

Poland (0.9%)
KGHM Polska Miedz SA	69,975		4,095,550

Portugal (1.0%)
Galp Energia SGPS SA, Series B	224,386		4,573,865

Singapore (0.8%)
DBS Group Holdings Ltd.	318,000		3,750,618

Issuer	Shares		Value(a)
South Africa (0.9%)
MTN Group Ltd.	250,000		4,286,742

South Korea (3.3%)
Hyundai Department Store Co., Ltd.	17,650		2,067,776
KB Financial Group, Inc.	54,668		2,821,600
NHN Corp.	19,104	(b)	3,408,020
Samsung Electronics Co., Ltd.	7,724		6,782,774

Total			15,080,170

Switzerland (4.0%)
Credit Suisse Group AG	86,723		3,871,300
Nestlé SA	33,045		1,785,094
Novartis AG	79,262		4,412,034
The Swatch Group AG	11,869		4,761,402
Xstrata PLC	152,013		3,365,436

Total			18,195,266

Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,488,000		3,869,523

United Kingdom (12.7%)
3i Group PLC	616,624		3,056,261
Aggreko PLC	115,000		2,644,571
BG Group PLC	314,834		7,061,566
Burberry Group PLC	237,624		4,082,038
Centamin Egypt Ltd.	1,008,583	(b)	2,203,508
Chemring Group PLC	50,000		2,694,926
Ensco PLC, ADR	42,124		2,289,018
HSBC Holdings PLC	207,064		2,256,711
Intercontinental Hotels Group PLC	239,315		5,044,759
Rio Tinto PLC	101,712		6,982,336
Tesco PLC	459,996		2,963,967
The Weir Group PLC	124,181		3,151,504
Tullow Oil PLC	244,252		5,194,376
Ultra Electronics Holdings PLC	85,262		2,437,724
Vodafone Group PLC	1,714,041		4,808,672

Total			56,871,937

United States (39.9%)
Advance Auto Parts, Inc.	63,315		4,048,361
Aetna, Inc.	78,635		2,590,237
Apple, Inc.	28,808	(b)	9,775,131
Avon Products, Inc.	129,710		3,672,090
Bank of America Corp.	406,860		5,586,188
Cisco Systems, Inc.	210,950	(b)	4,461,592
Citigroup, Inc.	1,133,647	(b)	5,464,179
Cliffs Natural Resources, Inc.	41,595		3,554,709
Cloud Peak Energy, Inc.	168,042	(b)	3,826,316
Crown Castle International Corp.	62,800	(b)	2,648,276
Dell, Inc.	307,465	(b)	4,046,239
Devon Energy Corp.	51,040		4,526,739
Dresser-Rand Group, Inc.	71,326	(b)	3,276,003
Flowserve Corp.	35,728		4,465,643
Gilead Sciences, Inc.	70,000	(b)	2,686,600
Google, Inc., Class A	11,043	(b)	6,629,776
Hartford Financial Services Group, Inc.	177,637		4,934,756

Issuer	Shares		Value(a)
Henry Schein, Inc.	78,207	(b)	5,135,072
Hewlett-Packard Co.	38,489		1,758,562
IBM Corp.	42,717		6,920,154
JPMorgan Chase & Co.	175,723		7,896,992
Laboratory Corp. of America Holdings	61,434	(b)	5,523,530
Marathon Oil Corp.	75,683		3,458,713
MetLife, Inc.	49,275		2,255,317
Micron Technology, Inc.	424,257	(b)	4,471,669
Microsoft Corp.	134,388		3,725,907
Oracle Corp.	169,055		5,414,832
QUALCOMM, Inc.	80,683		4,367,371
Sirona Dental Systems, Inc.	148,645	(b)	6,512,137
The Walt Disney Co.	169,081		6,572,178
Thermo Fisher Scientific, Inc.	98,731	(b)	5,654,324
Tidewater, Inc.	43,843		2,608,220
Tiffany & Co.	55,000		3,197,150
Tyco Electronics Ltd.	109,389		3,963,163
Ultra Petroleum Corp.	71,660	(b)	3,420,332
Union Pacific Corp.	56,662		5,361,925
Wal-Mart Stores, Inc.	65,000		3,644,550
Waste Connections, Inc.	125,338		3,631,042
WESCO International, Inc.	88,653	(b)	4,969,001
World Fuel Services Corp.	77,370		2,904,470

Total			179,559,446

Total Common Stocks (Cost: $367,252,049)			$448,292,569

Money Market Fund (0.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	272,054	(e)	$272,054

Total Money Market Fund (Cost: $272,054)			$272,054

Investments of Cash Collateral Received for Securities on Loan (2.5%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(f)
G.X. Clarke and Company dated 01-31-11, matures 02-01-11, repurchase price $5,000,042	0.300%	$5,000,000	$5,000,000
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $1,415,115	0.220	1,415,107	1,415,107
Pershing LLC dated 01-31-11, matures 02-01-11, repurchase price $5,000,042	0.300	5,000,000	5,000,000

Total			11,415,107

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $11,415,107)			$11,415,107

Total Investments in Securities
(Cost: $378,939,210)(h)			$459,979,730

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	1.9%	$8,654,835
Airlines	0.7	3,307,106
Auto Components	0.6	2,882,701
Automobiles	2.7	12,048,847
Beverages	1.2	5,227,959
Biotechnology	1.2	5,432,666
Capital Markets	1.5	6,927,561
Chemicals	0.9	4,080,986
Commercial Banks	4.9	22,297,026
Commercial Services & Supplies	1.4	6,275,613
Communications Equipment	2.0	8,828,963
Computers & Peripherals	3.5	15,579,932
Construction & Engineering	0.9	4,097,230
Construction Materials	0.6	2,667,967
Diversified Financial Services	5.2	23,494,668
Diversified Telecommunication Services	0.6	2,595,387
Electrical Equipment	1.8	8,078,660
Electronic Equipment, Instruments & Components	2.6	11,580,586
Energy Equipment & Services	3.8	17,030,865
Food & Staples Retailing	1.5	6,608,517
Food Products	0.4	1,785,094
Gas Utilities	0.8	3,558,965
Health Care Equipment & Supplies	1.4	6,512,137
Health Care Providers & Services	2.9	13,248,839
Hotels, Restaurants & Leisure	1.7	7,857,588
Household Durables	0.5	2,188,558
Insurance	2.9	13,252,420
Internet Software & Services	2.2	10,037,796
IT Services	2.8	12,766,652
Life Sciences Tools & Services	1.3	5,654,324
Machinery	4.0	18,250,216
Media	1.9	8,788,346
Metals & Mining	5.9	26,442,374
Multiline Retail	0.5	2,067,776
Office Electronics	0.9	4,094,915
Oil, Gas & Consumable Fuels	7.7	34,966,377
Personal Products	0.8	3,672,090
Pharmaceuticals	1.0	4,412,034
Real Estate Investment Trusts (REITs)	0.4	1,789,930
Real Estate Management & Development	2.3	10,202,079
Road & Rail	1.2	5,361,925
Semiconductors & Semiconductor Equipment	3.3	15,123,966
Software	3.2	14,471,100
Specialty Retail	2.6	11,707,008
Textiles, Apparel & Luxury Goods	2.5	11,110,094
Trading Companies & Distributors	1.1	4,969,001
Wireless Telecommunication Services	3.6	16,302,890
Other(1)	2.6	11,687,161

Total		$459,979,730

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at Jan. 31, 2011

				Unrealized	Unrealized
Counterparty	Exchange date	Currency to be delivered	Currency to be received	appreciation	depreciation

J.P. Morgan Securities, Inc.	Feb. 2, 2011	500,000	70,071	$495	$—
		(ZAR)	(USD)
Notes to Portfolio of Investments
ADR — American Depositary Receipt

GDR — Global Depositary Receipt

ZAR — South African Rand
(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2011, the value of these securities amounted to $5,043,452 or 1.12% of net assets.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(f)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
G.X. Clarke and Company (0.300%)

Security description	Value (a)

Fannie Mae Interest Strip	$11,452
Federal Farm Credit Bank	420,180
Federal Home Loan Banks	1,324,679
Federal Home Loan Mortgage Corp	1,659,276
Federal National Mortgage Association	1,257,839
Freddie Mac Strips	16,375
Resolution Funding Corp	136
Resolution Funding Corp Interest Strip	9
Tennessee Valley Authority	128,867
United States Treasury Inflation Indexed Bonds	279,122
United States Treasury Strip Coupon	2,148

Total market value of collateral securities	$5,100,083

Goldman Sachs & Co. (0.220%)

Security description	Value (a)

Government National Mortgage Association	$1,443,409

Total market value of collateral securities	$1,443,409

Pershing LLC (0.300%)

Security description	Value (a)

Fannie Mae Pool	$763,472
Fannie Mae REMICS	792,371
Federal Farm Credit Bank	79,662
Federal Home Loan Banks	46,557
Federal Home Loan Mortgage Corp	6,688
Federal National Mortgage Association	23,251
Freddie Mac Gold Pool	209,802
Freddie Mac Non Gold Pool	30,026
Freddie Mac REMICS	724,727
Ginnie Mae I Pool	130,313
Ginnie Mae II Pool	148,923
Government National Mortgage Association	2,138,569
United States Treasury Note/Bond	1,933
United States Treasury Strip Principal	3,706

Total market value of collateral securities	$5,100,000

(g)	At Jan. 31, 2011, security was partially or fully on loan.

(h)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $378,939,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$86,257,000
Unrealized depreciation	(5,216,000)

Net unrealized appreciation	$81,041,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$—	$8,654,835	$—	$8,654,835
Auto Components	—	2,882,701	—	2,882,701
Automobiles	—	12,048,847	—	12,048,847
Beverages	—	5,227,959	—	5,227,959
Biotechnology	2,686,600	2,746,066	—	5,432,666
Capital Markets	—	6,927,561	—	6,927,561
Chemicals	—	4,080,986	—	4,080,986
Commercial Banks	4,085,703	18,211,323	—	22,297,026
Commercial Services & Supplies	3,631,042	2,644,571	—	6,275,613
Construction & Engineering	—	4,097,230	—	4,097,230
Construction Materials	—	2,667,967	—	2,667,967
Diversified Financial Services	18,947,358	4,547,310	—	23,494,668
Diversified Telecommunication Services	—	2,595,387	—	2,595,387
Electrical Equipment	—	8,078,660	—	8,078,660
Electronic Equipment, Instruments & Components	3,963,164	7,617,422	—	11,580,586
Energy Equipment & Services	8,173,241	8,857,624	—	17,030,865
Food & Staples Retailing	3,644,550	2,963,967	—	6,608,517
Food Products	—	1,785,094	—	1,785,094
Gas Utilities	—	3,558,965	—	3,558,965
Hotels, Restaurants & Leisure	—	7,857,588	—	7,857,588
Insurance	7,190,073	6,062,347	—	13,252,420
Internet Software & Services	6,629,776	3,408,020	—	10,037,796
Machinery	4,465,643	13,784,573	—	18,250,216
Metals & Mining	5,639,116	20,803,258	—	26,442,374
Multiline Retail	—	2,067,776	—	2,067,776
Office Electronics	—	4,094,915	—	4,094,915
Oil, Gas & Consumable Fuels	18,136,570	16,829,807	—	34,966,377
Pharmaceuticals	—	4,412,034	—	4,412,034
Real Estate Investment Trusts (REITs)	—	1,789,930	—	1,789,930
Real Estate Management & Development	2,982,688	7,219,391	—	10,202,079
Semiconductors & Semiconductor Equipment	4,471,668	10,652,298	—	15,123,966
Specialty Retail	7,245,511	4,461,497	—	11,707,008
Textiles, Apparel & Luxury Goods	—	11,110,094	—	11,110,094
Wireless Telecommunication Services	7,207,476	9,095,414	—	16,302,890
All Other Industries	105,348,973	—	—	105,348,973

Total Equity Securities	214,449,152	233,843,417	—	448,292,569

Other
Affiliated Money Market Fund(c)	272,054	—	—	272,054
Investments of Cash Collateral Received for Securities on Loan	—	11,415,107	—	11,415,107

Total Other	272,054	11,415,107	—	11,687,161

Investments in Securities	214,721,206	245,258,524	—	459,979,730
Derivatives(d)
Assets
Forward Foreign Currency Exchange Contracts	—	495	—	495

Total	$214,721,206	$245,259,019	$—	$459,980,225

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $195,210,937.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation).

Portfolio of Investments
Columbia Global Extended Alpha Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (94.6%)(c)

Issuer	Shares		Value(a)
Australia (0.5%)
InterOil Corp.	720	(b)	$49,824

Brazil (1.7%)
Banco Santander Brasil SA, ADR	8,700		100,920
MRV Engenharia e Participacoes SA	10,000		84,598

Total			185,518

Canada (6.9%)
CGI Group, Inc., Class A	11,500	(b)	221,247
Fairfax Financial Holdings Ltd.	400		152,632
IESI-BFC Ltd.	8,500		201,875
MacDonald, Dettwiler & Associates Ltd.	3,400	(b)	164,651

Total			740,405

China (1.9%)
AsiaInfo-Linkage, Inc.	9,595	(b)	205,909

Cyprus (1.5%)
ProSafe SE	21,500		160,212

Denmark (1.1%)
FLSmidth & Co. A/S	1,350		115,974

France (2.3%)
Euler Hermes SA	1,000	(b)	91,974
Renault SA	2,300	(b)	150,303

Total			242,277

Germany (4.7%)
Linde AG	1,690		246,317
MTU Aero Engines Holding AG	3,699		260,790

Total			507,107

Hong Kong (1.9%)
Great Eagle Holdings Ltd.	60,359		202,438

India (2.0%)
State Bank of India, GDR	1,010	(d)	118,675
Union Bank of India	13,085		94,662

Total			213,337

Indonesia (2.2%)
Bank Rakyat Indonesia Persero Tbk PT	160,000		86,368
PT Perusahaan Gas Negara Tbk	309,000		145,379

Total			231,747

Ireland (1.7%)
Accenture PLC, Class A	3,596		185,086

Italy (1.7%)
Prysmian SpA	9,000		181,683

Issuer	Shares		Value(a)
Japan (6.6%)
Asahi Breweries Ltd.	9,800		183,964
Komatsu Ltd.	6,300		187,889
Makita Corp.	5,000		216,451
Ushio, Inc.	5,800		117,523

Total			705,827

Mexico (1.8%)
America Movil SAB de CV, Series L, ADR	3,300		188,067

Netherlands (2.2%)
Fugro NV-CVA	2,890		232,608

South Africa (1.7%)
MTN Group Ltd.	10,750		184,330

South Korea (2.9%)
Hyundai Home Shopping Network Corp.	1,825	(b)	170,112
NHN Corp.	800	(b)	142,714

Total			312,826

United Kingdom (7.8%)
BG Group PLC	8,874		199,039
Ensco PLC, ADR	2,000		108,680
Tesco PLC	18,863		121,543
The Weir Group PLC	4,000		101,513
Tullow Oil PLC	6,800		144,612
Vodafone Group PLC	57,885		162,394

Total			837,781

United States (41.5%)
Advance Auto Parts, Inc.	3,200		204,608
Air Products & Chemicals, Inc.	1,200		104,700
Blackstone Group LP	12,000		188,760
Cloud Peak Energy, Inc.	4,975	(b)	113,281
Colgate-Palmolive Co.	1,446		111,009
Crown Castle International Corp.	3,700	(b)	156,029
Dresser-Rand Group, Inc.	1,820	(b)	83,593
Flowserve Corp.	1,550		193,735
Halliburton Co.	3,538		159,211
Hartford Financial Services Group, Inc.	5,045		140,150
Hewlett-Packard Co.	3,500		159,915
Laboratory Corp. of America Holdings	2,620	(b)	235,564
Limited Brands, Inc.	4,000		116,960
McDonald’s Corp.	2,438		179,607
Micron Technology, Inc.	12,579	(b)	132,583
Oasis Petroleum, Inc.	3,100	(b)	99,107
Roper Industries, Inc.	2,500		194,224
The Coca-Cola Co.	3,283		206,337
Thermo Fisher Scientific, Inc.	4,790	(b)	274,323
Tidewater, Inc.	1,517		90,246
Time Warner Cable, Inc.	2,400		162,792
Tyco Electronics Ltd.	7,549		273,500
Union Pacific Corp.	2,300		217,649
Waste Connections, Inc.	5,700		165,129
WESCO International, Inc.	5,200	(b)	291,460
World Fuel Services Corp.	5,696		213,828

Total			4,468,300

Issuer	Shares	Value(a)
Total Common Stocks (Cost: $8,551,603)		$10,151,256

Money Market Fund (7.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	764,532	(e)	$764,532

Total Money Market Fund (Cost: $764,532)			$764,532

Total Investments in Securities (Cost: $9,316,135)(f)			$10,915,788

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	2.4%	$260,790
Automobiles	1.4	150,303
Beverages	3.6	390,301
Capital Markets	1.8	188,760
Chemicals	3.3	351,017
Commercial Banks	3.7	400,625
Commercial Services & Supplies	3.4	367,004
Computers & Peripherals	1.5	159,915
Construction & Engineering	1.1	115,974
Electrical Equipment	4.6	493,430
Electronic Equipment, Instruments & Components	2.5	273,500
Energy Equipment & Services	7.9	834,550
Food & Staples Retailing	1.1	121,543
Gas Utilities	1.4	145,379
Health Care Providers & Services	2.2	235,564
Hotels, Restaurants & Leisure	1.7	179,607
Household Durables	0.8	84,598
Household Products	1.0	111,009
Insurance	3.6	384,756
Internet & Catalog Retail	1.6	170,112
Internet Software & Services	1.3	142,714
IT Services	3.8	406,333
Life Sciences Tools & Services	2.6	274,323
Machinery	6.5	699,588
Media	1.5	162,792
Oil, Gas & Consumable Fuels	7.6	819,691
Real Estate Management & Development	1.9	202,438
Road & Rail	2.0	217,649
Semiconductors & Semiconductor Equipment	1.2	132,583
Software	3.5	370,560
Specialty Retail	3.0	321,568
Trading Companies & Distributors	2.7	291,460
Wireless Telecommunication Services	6.4	690,820
Other(1)	7.1	764,532

Total		$10,915,788

(1)	Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Investments in Derivatives
Portfolio Swap(1) Outstanding at Jan. 31, 2011

		Next	Unrealized	Unrealized
Counterparty	Description	reset date	appreciation	depreciation

UBS	The Fund receives (pays) the total return on a custom basket of long (short) equity positions and pays (receives) a floating rate based on the 1-day LIBOR which is denominated in various foreign currencies based on the local currencies of the securities underlying the custom basket.	Feb. 8, 2011	$696	$—

Total			$696	$—

Summary of Portfolio Swap Exposure by Industry
The following table represents the exposure of the custom basket of equity securities underlying the portfolio swap by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of	Value
	net assets	Long	Short	Net

Aerospace & Defense	1.9%	$203,250	$—	$203,250
Auto Components	1.7	184,939	—	184,939
Capital Markets	(1.8)	—	(192,809)	(192,809)
Computers & Peripherals	3.2	339,320	—	339,320
Construction & Engineering	(1.3)	—	(142,380)	(142,380)
Construction Materials	(2.0)	—	(218,050)	(218,050)
Diversified Financial Services	3.3	349,920	—	349,920
Electric Utilities	(2.5)	—	(266,519)	(266,519)
Health Care Equipment & Supplies	1.7	265,051	(82,133)	182,918
Health Care Providers & Services	1.1	118,188	—	118,188
Hotels, Restaurants & Leisure	(0.6)	148,300	(217,508)	(69,208)
IT Services	5.4	583,200	—	583,200
Machinery	1.6	175,028	—	175,028
Media	(1.3)	—	(140,035)	(140,035)
Multiline-Utilities	(0.9)	—	(99,820)	(99,820)
Oil, Gas & Consumable Fuels	0.5	141,872	(91,711)	50,161
Real Estate Investment Trusts (REITs)	(2.6)	—	(276,073)	(276,073)
Road & Rail	(2.3)	—	(243,466)	(243,466)
Semiconductors & Semiconductor Equipment	1.2	130,700	—	130,700
Software	3.6	384,360	—	384,360
Specialty Retail	1.0	110,447	—	110,447
Textiles, Apparel & Luxury Goods	1.9	200,581	—	200,581
U.S. Large Cap	(12.0)	—	(1,286,700)	(1,286,700)
Water Utilities	(1.1)	—	(115,600)	(115,600)

(1)	The Fund has entered into a portfolio swap agreement. A portfolio swap allows the Fund to obtain exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the agreement, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket. That is, one party agrees to pay another party the return on the basket in return for a specified interest rate. The agreement allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional security positions at its discretion.

The notional amounts of the security positions held in the basket are not recorded in the financial statements. The portfolio swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received or made are recorded as realized gains (losses).
Notes to Portfolio of Investments

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2011, the value of these securities amounted to $118,675 or 1.11% of net assets.

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(f)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $9,316,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$1,662,000
Unrealized depreciation	(62,000)

Net unrealized appreciation	$1,600,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$—	$260,790	$—	$260,790
Automobiles	—	150,303	—	150,303
Beverages	206,337	183,964	—	390,301
Chemicals	104,700	246,317	—	351,017
Commercial Banks	100,920	299,705	—	400,625
Construction & Engineering	—	115,974	—	115,974
Electrical Equipment	194,225	299,205	—	493,430
Energy Equipment & Services	441,729	392,821	—	834,550
Food & Staples Retailing	—	121,543	—	121,543
Gas Utilities	—	145,379	—	145,379
Insurance	292,782	91,974	—	384,756
Internet & Catalog Retail	—	170,112	—	170,112
Internet Software & Services	—	142,714	—	142,714
Machinery	193,735	505,853	—	699,588
Oil, Gas & Consumable Fuels	476,039	343,652	—	819,691
Real Estate Management & Development	—	202,438	—	202,438
Wireless Telecommunication Services	344,096	346,724	—	690,820
All Other Industries	3,777,225	—	—	3,777,225

Total Equity Securities	6,131,788	4,019,468	—	10,151,256

Other
Affiliated Money Market Fund(c)	764,532	—	—	764,532

Total Other	764,532	—	—	764,532

Investments in Securities	6,896,320	4,019,468	—	10,915,788
Derivatives(d)
Assets
Swap Contracts	—	696	—	696

Total	$6,896,320	$4,020,164	$—	$10,916,484

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $3,196,450.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.

(d)	Derivative instruments are valued at unrealized appreciation (depreciation)

Portfolio of Investments
Threadneedle Global Equity Income Fund
Jan. 31, 2011 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (92.9%)(c)

Issuer	Shares		Value(a)
Australia (3.9%)
Ausdrill Ltd.	68,893		$200,802
Coca-Cola Amatil Ltd.	36,130		404,835
Foster’s Group Ltd.	67,714		381,971
National Australia Bank Ltd.	14,835		366,104
Telstra Corp., Ltd.	124,085		347,209

Total			1,700,921

Bermuda (0.9%)
Seadrill Ltd.	12,303		407,845

Brazil (1.4%)
Multiplus SA	25,037		468,383
Redecard SA	11,500		142,137

Total			610,520

Canada (4.4%)
AGF Management Ltd., Class B	26,400		491,555
Baytex Energy Corp.	18,609		920,772
Crescent Point Energy Corp.	11,758	(d)	519,720

Total			1,932,047

China (0.8%)
Jiangsu Expressway Co., Ltd., Series H	324,000		349,448

Cyprus (0.6%)
ProSafe SE	37,814		281,780

Finland (2.9%)
Fortum OYJ	20,998		645,914
Sampo OYJ, Series A	21,125		622,646

Total			1,268,560

France (4.4%)
France Telecom SA	28,331		617,700
Sanofi-Aventis SA	4,117		281,275
Total SA	6,325		369,994
Vivendi SA	22,924		655,117

Total			1,924,086

Germany (2.2%)
BASF SE	6,467		497,692
Deutsche Telekom AG	14,920		198,836
E.ON AG	7,694		256,604

Total			953,132

Greece (0.5%)
OPAP SA	10,223		206,304

Issuer	Shares		Value(a)
Hong Kong (2.7%)
Champion REIT	1,225,000	(d)	741,323
Hang Seng Bank Ltd.	26,000		430,136

Total			1,171,459

Indonesia (0.8%)
PT Perusahaan Gas Negara Tbk	774,500		364,389

Italy (2.7%)
ENI SpA	13,847		327,735
Snam Rete Gas SpA	66,898		350,790
Telecom Italia SpA	146,525		208,078
Tod’s SpA	2,917	(d)	298,867

Total			1,185,470

Malaysia (0.7%)
Maxis Bhd	166,700		291,531

Mexico (1.1%)
Grupo Continental SAB de CV	133,200		458,379

Norway (0.8%)
DnB NOR ASA	24,352		335,680

Poland (1.0%)
KGHM Polska Miedz SA	7,482		437,912

Singapore (4.7%)
Ascendas Real Estate Investment Trust	247,000		405,705
DBS Group Holdings Ltd.	59,500		701,766
Mapletree Industrial Trust	462,000		386,505
StarHub Ltd.	284,000		568,327

Total			2,062,303

South Africa (1.9%)
Kumba Iron Ore Ltd.	8,341		523,574
The Foschini Group Ltd.	29,066		321,526

Total			845,100

South Korea (3.3%)
Kangwon Land, Inc.	21,440		497,720
KT Corp., ADR	24,117		474,623
KT&G Corp.	8,755		462,168

Total			1,434,511

Spain (1.5%)
Banco Santander SA	52,459		642,105

Sweden (1.0%)
Skanska AB, Series B	21,778		441,161

Issuer	Shares	Value(a)
Taiwan (7.2%)
Chunghwa Telecom Co. Ltd., ADR	24,827	741,576
Delta Electronics, Inc.	108,040	498,387
HTC Corp.	32,900	1,106,025
Hung Poo Real Estate Development Corp.	227,000	362,436
Taiwan Semiconductor Manufacturing Co., Ltd.	160,000	416,078

Total		3,124,502

United Kingdom (15.1%)
Admiral Group PLC	27,759	730,154
AstraZeneca PLC	8,990	438,119
BAE Systems PLC	75,007	410,713
British American Tobacco PLC	13,560	500,605
Close Brothers Group PLC	19,936	270,521
GlaxoSmithKline PLC	24,177	436,371
Man Group PLC	115,464	543,557
National Grid PLC	46,757	414,506
Pearson PLC	47,680	784,300
Royal Dutch Shell PLC, Series B	16,143	562,282
RSA Insurance Group PLC	164,284	357,857
United Utilities Group PLC	30,529	265,641
Vodafone Group PLC	305,974	858,398

Total		6,573,024

United States (26.4%)
AllianceBernstein Holding LP	13,891	294,211
Altria Group, Inc.	26,271	617,631
Annaly Capital Management, Inc.	26,326	469,393
AT&T, Inc.	14,942	411,204
Blackstone Group LP	29,530	464,507
BP Prudhoe Bay Royalty Trust	8,391	989,550
Bristol-Myers Squibb Co.	23,660	595,758
CenturyLink, Inc.	13,360	577,686
Enterprise Products Partners LP	9,014	392,650
Frontier Communications Corp.	23,658	216,944
Kimberly-Clark Corp.	5,391	348,959
Kinder Morgan Energy Partners LP	8,929	639,049
Linn Energy LLC Unit	19,810	784,277
Merck & Co., Inc.	17,562	582,532
Mesabi Trust	13,714	457,088
Penn Virginia Resource Partners LP	15,833	443,641
Pfizer, Inc.	19,527	355,782
Philip Morris International, Inc.	9,011	515,790
Plum Creek Timber Co., Inc.	9,114	381,603
Qwest Communications International, Inc.	52,192	372,129
Reynolds American, Inc.	14,454	459,782
Southern Co.	10,916	410,660
Southern Copper Corp.	10,278	460,660
Verizon Communications, Inc.	6,942	247,274

Total		11,488,760

Total Common Stocks (Cost: $32,382,014)		$40,490,929

Preferred Stocks (1.9%)(c)

Issuer	Shares		Value(a)
Brazil (1.3%)
Cia de Bebidas das Americas	22,015		$591,619

Italy (0.6%)
Fiat SpA	33,075	(d)	250,617

Total Preferred Stocks (Cost: $490,155)			$842,236

Rights (—%)(c)

Issuer	Shares		Value(a)
Spain
Banco Santander SA	52,459	(b)	$9,908

Total Rights (Cost: $—)			$9,908

Bonds (1.7%)(c)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Finland
Talvivaara Mining Co. PLC
(EUR) Senior Unsecured Convertible
05-20-13	5.250%	$500,000	$745,942

Total Bonds (Cost: $383,269)			$745,942

Money Market Fund (2.9%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.218%	1,243,872	(f)	$1,243,872

Total Money Market Fund (Cost: $1,243,872)			$1,243,872

Investments of Cash Collateral Received for Securities on Loan (2.3%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(e)
Goldman Sachs & Co. dated 01-31-11, matures 02-01-11, repurchase price $1,014,924	0.220%	$1,014,918	$1,014,918

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $1,014,918)			$1,014,918

Total Investments in Securities
(Cost: $35,514,228)(g)			$44,347,805

Summary of Investments in Securities by Industry
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of net assets at Jan. 31, 2011:

	Percentage of net
Industry	assets	Value(a)

Aerospace & Defense	0.9%	$410,713
Automobiles	0.6	250,617
Beverages	2.9	1,245,185
Capital Markets	4.7	2,064,351
Chemicals	1.1	497,692
Commercial Banks	5.7	2,485,699
Commercial Services & Supplies	1.1	468,383
Communications Equipment	2.5	1,106,025
Construction & Engineering	1.0	441,161
Diversified Telecommunication Services	10.1	4,413,259
Electric Utilities	3.0	1,313,178
Electronic Equipment, Instruments & Components	1.1	498,387
Energy Equipment & Services	1.6	689,625
Food and Beverage	1.3	591,619
Gas Utilities	1.6	715,179
Hotels, Restaurants & Leisure	1.6	704,024
Household Products	0.8	348,959
Insurance	3.9	1,710,657
IT Services	0.3	142,137
Media	3.3	1,439,417
Metals	1.7	745,942
Metals & Mining	4.8	2,080,036
Multi-Utilities	1.6	680,147
Oil, Gas & Consumable Fuels	13.8	5,949,670
Pharmaceuticals	6.2	2,689,837
Real Estate Investment Trusts (REITs)	5.5	2,384,529
Real Estate Management & Development	0.8	362,436
Semiconductors & Semiconductor Equipment	1.0	416,078
Specialty Retail	0.7	321,526
Textiles, Apparel & Luxury Goods	0.7	298,867
Tobacco	5.9	2,555,976
Transportation Infrastructure	0.8	349,448
Wireless Telecommunication Services	3.9	1,718,256
Other(1)	5.2	2,258,790

Total		$44,347,805

(1) Cash & Cash Equivalents.
The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.

Notes to Portfolio of Investments

ADR — American Depositary Receipt

EUR — European Monetary Unit

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated Oct. 31, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted.

(d)	At Jan. 31, 2011, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Goldman Sachs & Co. (0.220%)

Security description	Value (a)

Government National Mortgage Association	$1,035,216

Total market value of collateral securities	$1,035,216

(f)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Jan. 31, 2011.

(g)	At Jan. 31, 2011, the cost of securities for federal income tax purposes was approximately $35,514,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,188,000
Unrealized depreciation	(354,000)

Net unrealized appreciation	$8,834,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Valuation of securities in the most recent Annual Report dated Oct. 31, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Jan. 31, 2011:

	Fair value at Jan. 31, 2011
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets	inputs(b)	inputs	Total

Equity Securities
Common Stocks
Aerospace & Defense	$—	$410,713	$—	$410,713
Beverages	458,379	786,806	—	1,245,185
Capital Markets	1,250,273	814,078	—	2,064,351
Chemicals	—	497,692	—	497,692
Commercial Banks	—	2,475,791	—	2,475,791
Communications Equipment	—	1,106,025	—	1,106,025
Construction & Engineering	—	441,161	—	441,161
Diversified Telecommunication Services	3,041,436	1,371,823	—	4,413,259
Electric Utilities	410,660	902,518	—	1,313,178
Electronic Equipment, Instruments & Components	—	498,387	—	498,387
Energy Equipment & Services	407,845	281,780	—	689,625
Gas Utilities	—	715,179	—	715,179
Hotels, Restaurants & Leisure	—	704,024	—	704,024
Insurance	—	1,710,657	—	1,710,657
Media	—	1,439,417	—	1,439,417
Metals & Mining	917,748	1,162,288	—	2,080,036
Multi-Utilities	—	680,147	—	680,147
Oil, Gas & Consumable Fuels	4,689,660	1,260,010	—	5,949,670
Pharmaceuticals	1,534,072	1,155,765	—	2,689,837
Real Estate Investment Trusts (REITs)	850,996	1,533,533	—	2,384,529
Real Estate Management & Development	—	362,436	—	362,436
Semiconductors & Semiconductor Equipment	—	416,078	—	416,078
Specialty Retail	—	321,526	—	321,526
Textiles, Apparel & Luxury Goods	—	298,867	—	298,867
Tobacco	1,593,203	962,773	—	2,555,976
Transportation Infrastructure	—	349,448	—	349,448
Wireless Telecommunication Services	—	1,718,256	—	1,718,256
All Other Industries	959,479	—	—	959,479
Preferred Stocks
Automobiles	—	250,617	—	250,617
All Other Industries	591,619	—	—	591,619
Rights
Commercial Banks	—	9,908	—	9,908

Total Equity Securities	16,705,370	24,637,703	—	41,343,073

Bonds
Corporate Debt Securities	—	745,942	—	745,942

Total Bonds	—	745,942	—	745,942

Other
Affiliated Money Market Fund(c)	1,243,872	—	—	1,243,872
Investments of Cash Collateral Received for Securities on Loan	—	1,014,918	—	1,014,918

Total Other	1,243,872	1,014,918	—	2,258,790

Total	$17,949,242	$26,398,563	$—	$44,347,805

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	The amount of securities transferred out of Level 1 into Level 2 during the period was $19,631,519.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Jan. 31, 2011.
The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Debt
Securities

Balance as of Oct. 31, 2010	$768,694
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)*	—
Sales	—
Purchases	—
Transfers into Level 3	—
Transfers out of Level 3	(768,694)

Balance as of Jan. 31, 2011	$—

*	Change in unrealized appreciation (depreciation) relating to securities held at Jan. 31, 2011 was $0.
Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Global Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	March 23, 2011

By	/s/ Michael G. Clarke Michael G. Clarke
Treasurer and Principal Financial Officer

Date	March 23, 2011